CEREDEX LARGE-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—97.4%
Communication Services—10.3%
Omnicom Group, Inc.	486,584	$35,516
Verizon Communications, Inc.	980,759	57,992
Walt Disney Co. (The)	367,429	40,796

		134,304

Consumer Discretionary—1.0%
Tapestry, Inc.	400,011	12,996

Consumer Staples—4.3%
Colgate-Palmolive Co.	209,017	14,326
Kellogg Co.	737,612	42,324

		56,650

Energy—10.0%
Chevron Corp.	423,740	52,196
Diamondback Energy, Inc.	127,986	12,995
Marathon Petroleum Corp.	865,548	51,803
Schlumberger Ltd.	301,262	13,126

		130,120

Financials—18.0%
American International Group, Inc.	939,056	40,436
Bank of America Corp.	1,609,113	44,395
Citigroup, Inc.	643,092	40,013
JPMorgan Chase & Co.	579,361	58,649
Wells Fargo & Co.	1,080,438	52,207

		235,700

Health Care—16.1%
Abbott Laboratories	572,676	45,780
AmerisourceBergen Corp.	511,842	40,702
Cigna Corp.	240,033	38,602

	Shares	Value

Health Care—continued
Humana, Inc.	146,071	$38,855
Zimmer Biomet Holdings, Inc.	360,229	46,001

		209,940

Industrials—12.0%
A.O. Smith Corp.	635,188	33,868
Emerson Electric Co.	299,258	20,490
FedEx Corp.	77,682	14,092
General Dynamics Corp.	121,999	20,652
Harris Corp.	82,609	13,194
Honeywell International, Inc.	215,368	34,226
United Technologies Corp.	159,515	20,560

		157,082

Information Technology—9.3%
Analog Devices, Inc.	125,720	13,235
Fidelity National Information Services, Inc.	353,444	39,974
Microsoft Corp.	408,790	48,213
Motorola Solutions, Inc.	140,837	19,776

		121,198

Materials—5.1%
DowDuPont, Inc.	1,016,268	54,177
Vulcan Materials Co.	111,372	13,187

		67,364

Real Estate—5.8%
Crown Castle International Corp.	327,178	41,879
Mid-America Apartment Communities, Inc.	307,489	33,618

		75,497

	Shares	Value
Utilities—5.5%
NextEra Energy, Inc.	199,512	$38,569
Public Service Enterprise Group, Inc.	558,032	33,153

		71,722

TOTAL COMMON STOCKS (Identified Cost $1,095,053)		1,272,573

TOTAL LONG-TERM INVESTMENTS—97.4% (Identified Cost $1,095,053)		1,272,573

SHORT-TERM INVESTMENT—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(1)	4,584,498	4,584

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,584)		4,584

TOTAL INVESTMENTS—97.8% (Identified Cost $1,099,637)		$1,277,157
Other assets and liabilities, net—2.2%		29,039

NET ASSETS—100.0%		$1,306,196

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,272,573	$1,272,573
Money Market Mutual Fund	4,584	4,584

Total Investments	$1,277,157	$1,277,157

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

0

CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—95.1%
Communication Services—4.3%
Interpublic Group of Cos., Inc. (The)	1,550,000	$32,566
Meredith Corp.	805,000	44,484
Omnicom Group, Inc.	650,000	47,443

		124,493

Consumer Discretionary—3.3%
BorgWarner, Inc.	825,000	31,688
MGM Resorts International	1,240,000	31,819
Tapestry, Inc.	1,000,000	32,490

		95,997

Consumer Staples—5.9%
Conagra Brands, Inc.	1,200,000	33,288
Energizer Holdings, Inc.	1,750,000	78,627
Kellogg Co.	1,025,000	58,815

		170,730

Energy—8.1%
Diamondback Energy, Inc.	475,000	48,227
Marathon Petroleum Corp.	1,285,000	76,907
Noble Energy, Inc.	1,970,000	48,718
Williams Cos., Inc. (The)	2,135,000	61,317

		235,169

Financials—20.1%
Affiliated Managers Group, Inc.	520,000	55,697
American International Group, Inc.	1,450,000	62,437
Ameriprise Financial, Inc.	425,000	54,443
Capital One Financial Corp.	800,000	65,352
Hartford Financial Services Group, Inc. (The)	1,500,000	74,580
PacWest Bancorp	1,600,000	60,176
Pinnacle Financial Partners, Inc.	1,350,000	73,845
Progressive Corp. (The)	560,000	40,370
Willis Towers Watson plc	220,000	38,643

	Shares	Value

Financials—continued
Zions Bancorp NA	1,265,000	$57,444

		582,987

Health Care—11.5%
AmerisourceBergen Corp.	835,000	66,399
Humana, Inc.	515,000	136,990
Zimmer Biomet Holdings, Inc.	1,025,000	130,893

		334,282

Industrials—10.1%
A.O. Smith Corp.	840,000	44,789
Delta Air Lines, Inc.	875,000	45,194
Dover Corp.	265,000	24,857
Hubbell, Inc.	300,000	35,394
L3 Technologies, Inc.	335,000	69,134
Masco Corp.	300,000	11,793
Stanley Black & Decker, Inc.	110,000	14,978
Xylem, Inc.	600,000	47,424

		293,563

Information Technology—9.1%
Cabot Microelectronics Corp.	455,000	50,942
Cypress Semiconductor Corp.	4,400,000	65,648
Fidelity National Information Services, Inc.	415,000	46,936
Motorola Solutions, Inc.	390,000	54,764
Western Digital Corp.	950,000	45,657

		263,947

Materials—4.4%
Cabot Corp.	800,000	33,304
Louisiana-Pacific Corp.	1,500,000	36,570
Martin Marietta Materials, Inc.	280,000	56,330

		126,204

Real Estate—8.1%
American Campus Communities, Inc.	1,200,000	57,096
American Homes 4 Rent Class A	2,600,000	59,072

	Shares	Value
Real Estate—continued
Boston Properties, Inc.	305,000	$40,834
Cousins Properties, Inc.	4,200,000	40,572
Medical Properties Trust, Inc.	2,000,000	37,020

		234,594

Utilities—10.2%
American Electric Power Co., Inc.	500,000	41,875
CenterPoint Energy, Inc.	1,100,000	33,770
Evergy, Inc.	635,000	36,862
FirstEnergy Corp.	1,360,000	56,590
PPL Corp.	675,000	21,424
Public Service Enterprise Group, Inc.	1,040,000	61,786
Sempra Energy	350,000	44,051

		296,358

TOTAL COMMON STOCKS (Identified Cost $2,587,991)		2,758,324

TOTAL LONG-TERM INVESTMENTS—95.1% (Identified Cost $2,587,991)		2,758,324

SHORT-TERM INVESTMENT—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(1)	56,338,345	56,338

TOTAL SHORT-TERM INVESTMENT (Identified Cost $56,338)		56,338

TOTAL INVESTMENTS—97.1% (Identified Cost $2,644,329)		$2,814,662
Other assets and liabilities, net—2.9%		84,990

NET ASSETS—100.0%		$2,899,652

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,758,324	$2,758,324
Money Market Mutual Fund	56,338	56,338

Total Investments	$2,814,662	$2,814,662

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—98.7%
Communication Services—2.7%
Emerald Expositions Events, Inc.	376,449	$4,781
John Wiley & Sons, Inc. Class A	81,300	3,595
Meredith Corp.	90,338	4,992
Scholastic Corp.	73,121	2,907

		16,275

Consumer Discretionary—11.2%
American Eagle Outfitters, Inc.	564,358	12,512
Bloomin’ Brands, Inc.	289,170	5,913
Children’s Place, Inc. (The)	222,500	21,645
Lithia Motors, Inc. Class A	138,421	12,839
Movado Group, Inc.	85,606	3,114
Penske Automotive Group, Inc.	199,900	8,925
Standard Motor Products, Inc.	53,060	2,605
Tupperware Brands Corp.	20,392	522

		68,075

Consumer Staples—8.0%
B&G Foods, Inc.	908,793	22,193
Energizer Holdings, Inc.	555,535	24,960
PriceSmart, Inc.	29,263	1,723

		48,876

Energy—2.0%
SM Energy Co.	271,255	4,744
U.S. Silica Holdings, Inc.	445,491	7,734

		12,478

Financials—17.3%
AMERISAFE, Inc.	59,700	3,546
Artisan Partners Asset Management, Inc. Class A	66,117	1,664
Bank of Hawaii Corp.	140,511	11,082
Cathay General Bancorp	159,800	5,419
Cohen & Steers, Inc.	170,213	7,195
Evercore, Inc. Class A	198,445	18,059
First Hawaiian, Inc.	370,300	9,646
First Interstate BancSystem, Inc. Class A	188,860	7,520
Hanover Insurance Group, Inc. (The)	86,843	9,915
Horace Mann Educators Corp.	154,251	5,431
Kemper Corp.	328,029	24,976
TrustCo Bank Corp. NY	117,722	914

		105,367

	Shares	Value

Health Care—2.5%
Hill-Rom Holdings, Inc.	58,829	$6,228
Phibro Animal Health Corp. Class A	268,041	8,845

		15,073

Industrials—25.5%
Altra Industrial Motion Corp.	151,666	4,709
Apogee Enterprises, Inc.	295,508	11,079
Brady Corp. Class A	33,517	1,555
Columbus McKinnon Corp.	30,353	1,043
Covanta Holding Corp.	736,645	12,751
Cubic Corp.	247,826	13,938
EnerSys	86,600	5,643
EnPro Industries, Inc.	82,428	5,312
Granite Construction, Inc.	161,568	6,972
Greenbrier Cos., Inc. (The)	123,038	3,965
Herman Miller, Inc.	395,754	13,923
Interface, Inc.	193,485	2,964
Kadant, Inc.	10,680	939
Kelly Services, Inc. Class A	238,744	5,267
Kforce, Inc.	136,794	4,804
Knoll, Inc.	474,975	8,982
Korn Ferry	149,488	6,694
Lindsay Corp.	18,687	1,809
Matson, Inc.	46,962	1,695
Matthews International Corp. Class A	66,275	2,449
Ritchie Bros. Auctioneers, Inc.	228,352	7,764
Simpson Manufacturing Co., Inc.	38,993	2,311
Tennant Co.	40,263	2,500
Tetra Tech, Inc.	156,278	9,313
Valmont Industries, Inc.	36,186	4,708
Wabash National Corp.	430,870	5,838
Werner Enterprises, Inc.	185,891	6,348

		155,275

Information Technology—13.0%
AVX Corp.	171,115	2,967
Cabot Microelectronics Corp.	115,577	12,940
Cohu, Inc.	205,677	3,034
Comtech Telecommunications Corp.	219,195	5,090
Daktronics, Inc.	415,049	3,092
Littelfuse, Inc.	40,100	7,318
MKS Instruments, Inc.	91,400	8,505
Monolithic Power Systems, Inc.	53,800	7,289
Power Integrations, Inc.	414,432	28,985

		79,220

	Shares	Value
Materials—4.7%
Boise Cascade Co.	196,750	$5,265
Cabot Corp.	32,829	1,367
Carpenter Technology Corp.	110,371	5,060
Commercial Metals Co.	248,059	4,237
Haynes International, Inc.	43,126	1,416
Neenah, Inc.	91,959	5,918
Sensient Technologies Corp.	74,746	5,067

		28,330

Real Estate—11.8%
Alexander & Baldwin, Inc.	272,943	6,944
DiamondRock Hospitality Co.	407,424	4,412
Monmouth Real Estate Investment Corp.	39,801	525
Outfront Media, Inc.	880,311	20,599
Physicians Realty Trust	1,138,413	21,413
Tanger Factory Outlet Centers, Inc.	787,397	16,520
Taubman Centers, Inc.	28,869	1,527

		71,940
TOTAL COMMON STOCKS
(Identified Cost $534,855)		600,909
TOTAL LONG-TERM INVESTMENTS—98.7%
(Identified Cost $534,855)		600,909

SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(1)	1,577,796	1,578
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,578)		1,578
TOTAL INVESTMENTS—98.9%
(Identified Cost $536,433)		$602,487
Other assets and liabilities, net—1.1%		6,428

NET ASSETS—100.0%		$608,915

Footnote Legend:
(1) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$600,909	$600,909
Money Market Mutual Fund	1,578	1,578

Total Investments	$602,487	$602,487

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SILVANT LARGE-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—99.9%
Communication Services—14.2%
Alphabet, Inc. Class A(1)	3,290	$3,872
Alphabet, Inc. Class C(1)	3,377	3,962
Comcast Corp. Class A	47,118	1,884
Facebook, Inc. Class A(1)	8,819	1,470
Netflix, Inc.(1)	7,058	2,517
Walt Disney Co. (The)	16,647	1,848

		15,553

Consumer Discretionary—15.9%
Amazon.com, Inc.(1)	4,809	8,564
Home Depot, Inc. (The)	12,125	2,327
Las Vegas Sands Corp.	21,701	1,323
O’Reilly Automotive, Inc.(1)	5,387	2,092
Royal Caribbean Cruises Ltd.	6,777	777
TJX Cos., Inc. (The)	31,415	1,671
Tractor Supply Co.	6,612	646

		17,400

Consumer Staples—4.5%
Colgate-Palmolive Co.	14,317	981
Costco Wholesale Corp.	9,341	2,262
Estee Lauder Cos., Inc. (The) Class A	9,838	1,629

		4,872

Energy—1.2%
Devon Energy Corp.	11,570	365
EOG Resources, Inc.	9,533	907

		1,272

Financials—1.6%
American Express Co.	11,266	1,232
Goldman Sachs Group, Inc. (The)	2,934	563

		1,795

Health Care—12.5%
Agilent Technologies, Inc.	17,247	1,386
Alexion Pharmaceuticals, Inc.(1)	8,499	1,149
Becton, Dickinson & Co.	2,347	586

	Shares	Value

Health Care—continued
Bristol-Myers Squibb Co.	24,411	$1,165
Edwards Lifesciences Corp.(1)	9,985	1,910
Exact Sciences Corp.(1)	7,525	652
Intuitive Surgical, Inc.(1)	2,240	1,278
Mettler-Toledo International, Inc.(1)	1,624	1,174
Thermo Fisher Scientific, Inc.	2,342	641
UnitedHealth Group, Inc.	10,505	2,598
Vertex Pharmaceuticals, Inc.(1)	6,291	1,157

		13,696

Industrials—12.7%
A.O. Smith Corp.	18,617	993
Boeing Co. (The)	5,398	2,059
Deere & Co.	9,305	1,487
Emerson Electric Co.	19,137	1,310
Fortune Brands Home & Security, Inc.	10,385	494
Honeywell International, Inc.	16,453	2,615
IHS Markit Ltd.(1)	15,050	818
Knight-Swift Transportation Holdings, Inc.	36,556	1,195
Roper Technologies, Inc.	1,974	675
Waste Management, Inc.	8,872	922
Xylem, Inc.	17,175	1,358

		13,926

Information Technology—35.2%
Adobe, Inc.(1)	11,380	3,033
Analog Devices, Inc.	7,885	830
Apple, Inc.	29,568	5,616
Applied Materials, Inc.	28,094	1,114
Autodesk, Inc.(1)	13,586	2,117
Cognex Corp.	9,748	496
Corning, Inc.	41,841	1,385
Mastercard, Inc. Class A	11,304	2,662
Microsoft Corp.	79,522	9,379
salesforce.com, Inc.(1)	13,077	2,071
Splunk, Inc.(1)	6,046	753
Universal Display Corp.	10,805	1,652

	Shares	Value
Information Technology—continued
Visa, Inc. Class A	35,600	$5,560
Workday, Inc. Class A(1)	9,506	1,833

		38,501

Materials—1.5%
Air Products & Chemicals, Inc.	3,045	581
Vulcan Materials Co.	9,340	1,106

		1,687

Real Estate—0.6%
Equinix, Inc.	1,515	687

TOTAL COMMON STOCKS (Identified Cost $56,840)		109,389

TOTAL LONG-TERM INVESTMENTS—99.9% (Identified Cost $56,840)		109,389

SHORT-TERM INVESTMENT—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	1,521,352	1,521

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,521)		1,521

TOTAL INVESTMENTS—101.3% (Identified Cost $58,361)		$110,910
Other assets and liabilities, net—(1.3)%		(1,447)

NET ASSETS—100.0%		$109,463

Footnote Legend:
(1) Non-income producing. (2) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$109,389	$109,389
Money Market Mutual Fund	1,521	1,521

Total Investments	$110,910	$110,910

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—93.9%
Communication Services—2.4%
Cable One, Inc.	407	$399
E.W. Scripps Co. (The) Class A	14,897	313

		712

Consumer Discretionary—12.7%
American Eagle Outfitters, Inc.	9,320	207
Boyd Gaming Corp.	8,727	239
Cavco Industries, Inc.(1)	569	67
Churchill Downs, Inc.	2,700	244
Dorman Products, Inc.(1)	2,141	188
Etsy, Inc.(1)	4,139	278
Five Below, Inc.(1)	2,702	336
iRobot Corp.(1)	1,864	219
National Vision Holdings, Inc.(1)	6,848	215
Planet Fitness, Inc. Class A(1)	6,748	464
Roku, Inc.(1)	8,283	534
Texas Roadhouse, Inc.	9,290	578
Wingstop, Inc.	2,096	159

		3,728

Consumer Staples—2.5%
Inter Parfums, Inc.	2,844	216
J&J Snack Foods Corp.	1,376	218
WD-40 Co.(2)	1,859	315

		749

Energy—0.7%
ProPetro Holding Corp.(1)	9,475	214

Financials—5.5%
Ameris Bancorp	6,270	216
Cadence BanCorp	6,065	113
First Financial Bankshares, Inc.	5,861	339
Heritage Commerce Corp.	17,290	209
Home BancShares, Inc.	21,465	377
Independent Bank Group, Inc.	1,606	82
RLI Corp.	3,834	275

		1,611

Health Care—26.6%
Alder Biopharmaceuticals, Inc.(1)	15,689	214
Array BioPharma, Inc.(1)	25,426	620
Bio-Techne Corp.	2,301	457
Chemed Corp.	1,589	509
Encompass Health Corp.	8,195	479
HealthEquity, Inc.(1)	6,644	492
ICU Medical, Inc.(1)	1,865	446
Inspire Medical Systems, Inc.(1)	4,324	246
Insulet Corp.(1)	4,201	399

	Shares	Value

Health Care—continued
LHC Group, Inc.(1)	3,409	$378
Madrigal Pharmaceuticals, Inc.(1)	666	83
Merit Medical Systems, Inc.(1)	7,570	468
Neurocrine Biosciences, Inc.(1)	3,038	268
Novocure Ltd.(1)	5,536	267
Penumbra, Inc.(1)	2,758	405
Reata Pharmaceuticals, Inc. Class A(1)	2,503	214
REGENXBIO, Inc.(1)	2,571	147
Sarepta Therapeutics, Inc.(1)	4,393	524
Spark Therapeutics, Inc.(1)	2,120	241
Supernus Pharmaceuticals, Inc.(1)	5,576	195
Tandem Diabetes Care, Inc.(1)	7,307	464
Ultragenyx Pharmaceutical, Inc.(1)	4,570	317

		7,833

Industrials—15.7%
Air Transport Services Group, Inc.(1)	12,216	282
Alamo Group, Inc.	1,670	167
ASGN, Inc.(1)	3,508	223
Atlas Air Worldwide Holdings, Inc.(1)	3,144	159
Barnes Group, Inc.	3,764	193
Brink’s Co. (The)	4,793	361
Casella Waste Systems, Inc. Class A(1)	7,538	268
Chart Industries, Inc.(1)	2,835	257
Forward Air Corp.	5,419	351
Franklin Electric Co., Inc.	6,541	334
Mercury Systems, Inc.(1)	10,519	674
Patrick Industries, Inc.(1)	2,280	103
Proto Labs, Inc.(1)	2,883	303
Saia, Inc.(1)	1,629	99
Simpson Manufacturing Co., Inc.	3,603	214
Teledyne Technologies, Inc.(1)	2,687	637

		4,625

Information Technology—22.0%
Coupa Software, Inc.(1)	3,351	305
Everbridge, Inc.(1)	4,521	339
Fair Isaac Corp.(1)	3,353	911
Five9, Inc.(1)	11,627	614
II-VI, Inc.(1)	12,387	461
InterXion Holding N.V.(1)	10,333	690
Monolithic Power Systems, Inc.	1,874	254
Paycom Software, Inc.(1)	2,596	491
Proofpoint, Inc.(1)	2,416	293
Q2 Holdings, Inc.(1)	13,572	940

	Shares	Value
Information Technology—continued
Rogers Corp.(1)	2,761	$439
ViaSat, Inc.(1)	5,903	457
Workiva, Inc.(1)	5,894	299

		6,493

Materials—5.8%
Balchem Corp.	5,551	515
HB Fuller Co.	7,503	365
Quaker Chemical Corp.	2,493	500
W.R. Grace & Co.	4,143	323

		1,703

TOTAL COMMON STOCKS
(Identified Cost $19,953)		27,668

TOTAL LONG-TERM
INVESTMENTS—93.9%
(Identified Cost $19,953)		27,668

SHORT-TERM INVESTMENT—4.1%

Money Market Mutual Fund—4.1%
Dreyfus Government Cash Management Fund -Institutional Shares (seven-day effective yield 2.335%)(3)	1,213,392	1,213

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,213)		1,213

SECURITIES LENDING COLLATERAL—0.7%
Dreyfus Government Cash Management Fund -Institutional Shares (seven-day effective yield 2.335%)(3)(4)	197,047	197

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $197)		197

TOTAL INVESTMENTS—98.7%
(Identified Cost $21,363)		$29,078
Other assets and liabilities, net—1.3%		377

NET ASSETS—100.0%		$29,455

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$27,668	$27,668
Securities Lending Collateral	197	197
Money Market Mutual Fund	1,213	1,213

Total Investments	$29,078	$29,078

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

WCM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—96.2%
Australia—7.2%
CSL Ltd.	30,591	$4,234
ResMed, Inc.	28,043	2,916

		7,150

Canada—10.0%
Canadian Pacific Railway Ltd.	19,677	4,054
Dollarama, Inc.	46,524	1,241
Shopify, Inc. Class A(1)	22,445	4,638

		9,933

China—3.9%
Tencent Holdings Ltd.	85,040	3,911

Denmark—5.1%
Chr. Hansen Holding A/S	29,851	3,026
DSV A/S	24,305	2,010

		5,036

France—10.5%
EssilorLuxottica SA	29,156	3,185
LVMH Moet Hennessy Louis Vuitton SE	10,974	4,036
Pernod Ricard SA	17,735	3,183

		10,404

Germany—3.4%
adidas AG	13,732	3,336

Hong Kong—3.9%
AIA Group Ltd.	389,600	3,879

India—3.9%
HDFC Bank Ltd. ADR	32,984	3,823

Ireland—7.4%
Accenture plc Class A	24,639	4,337
ICON plc(1)	12,433	1,698
Ryanair Holdings plc Sponsored ADR(1)	16,768	1,257

		7,292

Japan—4.4%
Keyence Corp.	7,000	4,356

	Shares	Value

Mexico—2.5%
Wal-Mart de Mexico SAB de C.V.	918,290	$2,455

Netherlands—2.9%
ASML Holding N.V.	10,640	2,001
Core Laboratories N.V.	13,398	923

		2,924

Spain—2.9%
Amadeus IT Group SA	24,835	1,989
Industria de Diseno Textil SA	31,421	924

		2,913

Sweden—1.8%
Atlas Copco AB Class A	66,140	1,776

Switzerland—15.3%
Chubb Ltd.	25,056	3,510
Geberit AG Registered Shares	4,885	1,997
Mettler-Toledo International, Inc.(1)	5,290	3,825
Nestle S.A. Registered Shares	39,393	3,754
Sika AG Registered Shares	14,900	2,081

		15,167

Taiwan—3.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	83,367	3,415

United Kingdom—7.7%
Compass Group plc	151,068	3,551
Experian plc	149,431	4,046

		7,597
TOTAL COMMON STOCKS
(Identified Cost $ 72,483)		95,367
TOTAL LONG-TERM
INVESTMENTS—96.2%
(Identified Cost $ 72,483)		95,367

	Shares	Value

SHORT-TERM INVESTMENT—0.8%

Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	826,494	$826
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $ 826)		826
TOTAL INVESTMENTS—97.0%
(Identified Cost $73,309)		$96,193
Other assets and liabilities, net—3.0%		2,973

NET ASSETS—100.0%		$99,166

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Switzerland	16%
France	11
Canada	10
United Kingdom	8
Ireland	8
Australia	7
Denmark	5
Other	35
Total Investments	100%
† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

WCM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$95,367	$95,367
Money Market Mutual Fund	826	826

Total Investments	$96,193	$96,193

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—98.9%
Communication Services—11.5%
Facebook, Inc. Class A(1)	37,000	$6,167
Netflix, Inc.(1)	26,000	9,271
Zillow Group, Inc. Class C(1)	150,000	5,211

		20,649

Consumer Discretionary—26.0%
Alibaba Group Holding Ltd. Sponsored ADR(1)	30,000	5,474
Amazon.com, Inc.(1)	5,800	10,328
Chegg, Inc.(1)	70,000	2,668
lululemon athletica, Inc.(1)	20,500	3,359
MercadoLibre, Inc.(1)	18,500	9,393
Shake Shack, Inc. Class A(1)	65,000	3,845
Tesla, Inc.(1)	26,900	7,528
Wayfair, Inc. Class A(1)	28,500	4,231

		46,826

Financials—1.4%
Charles Schwab Corp. (The)	60,000	2,565

Health Care—17.3%
BioMarin Pharmaceutical, Inc.(1)	31,500	2,798
Exact Sciences Corp.(1)	106,000	9,182
Inogen, Inc.(1)	25,000	2,384
Medidata Solutions, Inc.(1)	43,400	3,179
Teladoc Health, Inc.(1)	129,000	7,172
Tilray, Inc.(1)	100,000	6,552

		31,267

Industrials—2.5%
CoStar Group, Inc.(1)	8,000	3,732
Lyft, Inc. Class A(1)	9,800	767

		4,499

	Shares	Value

Information Technology—40.2%
2U, Inc.(1)	56,000	$3,968
Adobe, Inc.(1)	15,500	4,131
Atlassian Corp. plc Class A(1)	15,000	1,686
Monolithic Power Systems, Inc.	33,000	4,471
New Relic, Inc.(1)	25,000	2,467
NVIDIA Corp.	35,000	6,285
Okta, Inc.(1)	80,000	6,618
Paylocity Holding Corp.(1)	46,000	4,103
PayPal Holdings, Inc.(1)	61,000	6,334
Pluralsight, Inc. Class A(1)	135,000	4,285
ServiceNow, Inc.(1)	22,500	5,546
Shopify, Inc. Class A(1)	46,000	9,504
Square, Inc. Class A(1)	46,500	3,484
Trade Desk, Inc. (The) Class A(1)	47,800	9,462

		72,344

TOTAL COMMON STOCKS (Identified Cost $141,789)		178,150

TOTAL LONG-TERM INVESTMENTS—98.9% (Identified Cost $141,789)		178,150

SHORT-TERM INVESTMENT—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	811,631	812

TOTAL SHORT-TERM INVESTMENT (Identified Cost $812)		812

Value
TOTAL INVESTMENTS—99.4% (Identified Cost $142,601)	$178,962
Other assets and liabilities, net—0.6%	1,098

NET ASSETS—100.0%	$180,060

Abbreviation:
ADR American Depositary Receipt

Footnote Legend:
(1) Non-income producing. (2) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†

United States	91%
Canada	5
China	3
United Kingdom	1

Total Investments	100%

† % of total investments as of March 31, 2019.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$178,150	$178,150
Money Market Mutual Fund	812	812

Total Investments	$178,962	$178,962

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—52.2%
U.S. Treasury Bond
3.375%, 11/15/48	$10,941	$12,205
U.S. Treasury Note
1.375%, 4/30/20	6,015	5,950
1.250%, 3/31/21	7,972	7,815
2.750%, 8/15/21	4,036	4,082
1.875%, 7/31/22	23,494	23,228
2.750%, 7/31/23	2,723	2,781
2.625%, 2/15/29	14,516	14,798
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $69,371)		70,859
MORTGAGE-BACKED SECURITIES—28.2%
Agency—22.6%
Federal Home Loan Mortgage Corp.
Pool #G08347 4.500%, 6/1/39	87	92
Pool #G05606 4.500%, 7/1/39	529	560
Pool #G08353 4.500%, 7/1/39	112	118
Pool #G08372 4.500%, 11/1/39	333	352
Pool #G60126 4.500%, 11/1/41	32	33
Pool #C04123 4.000%, 7/1/42	623	647
Pool #G60019 4.500%, 3/1/44	652	684
Pool #Q31645 4.000%, 2/1/45	90	93
Pool #Q35611 4.000%, 9/1/45	829	859
Pool #V81992 4.000%, 10/1/45	1,058	1,094
Pool #Q38473 4.000%, 1/1/46	579	598
Pool #G60661 4.000%, 7/1/46	1,945	2,009
Pool #Q53881 4.500%, 1/1/48	867	914
Pool #Q61115 4.000%, 1/1/49	937	966
Pool #Q61677 4.000%, 2/1/49	1,348	1,393
Pool #Q61680 4.000%, 2/1/49	1,233	1,273
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KL4F, A2AS 3.683%, 10/25/25(1)	470	487
Federal National Mortgage Association
Pool #AN9721 3.600%, 7/1/27	195	202
Pool #AN9413 3.790%, 7/1/28	800	847
Pool #387885 3.640%, 8/1/28	980	1,018
Pool #AN9768 3.730%, 9/1/28	835	872
Pool #AN4045 3.150%, 1/1/29	659	665
Pool #AN6661 3.090%, 10/1/29	655	655

	Par Value	Value
Agency—continued
Pool #AN6391 3.110%, 10/1/29	$545	$546
Pool #AN7081 3.170%, 10/1/29	245	247
Pool #AN7145 3.030%, 12/1/29	970	968
Pool #AL7497 3.500%, 9/1/40	1,213	1,239
Pool #AW8154 3.500%, 1/1/42	437	446
Pool #AS9571 3.500%, 5/1/42	1,227	1,253
Pool #CA2629 4.000%, 11/1/43	747	770
Pool #AL6223 4.500%, 8/1/44	76	80
Pool #MA2190 4.000%, 2/1/45	473	489
Pool #MA2341 4.500%, 6/1/45	39	41
Pool #BE5050 4.000%, 9/1/45	793	821
Pool #AZ9213 4.000%, 10/1/45	948	983
Pool #AS6515 4.000%, 1/1/46	135	140
Pool #BA4799 4.000%, 2/1/46	431	449
Pool #BH7587 4.500%, 8/1/47	383	404
Pool #BN4050 4.000%, 1/1/49	831	856
Pool #BN4542 4.500%, 2/1/49	250	261
Government National Mortgage Association
Pool #MA5596 4.500%, 11/20/48	2,118	2,202
Pool #MA5652 4.500%, 12/20/48	595	621
Pool #MA5712 5.000%, 1/20/49	473	495
Pool #MA5819 5.000%, 3/20/49	825	866

		30,608

Non-Agency—5.6%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(2)	510	522
Goldman Sachs Mortgage Securities Trust
2005-ROCK, A 144A 5.366%, 5/3/32(2)	370	416
2012-BWTR, B 144A 3.255%, 11/5/34(2)	1,195	1,188
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(1)(2)	485	488
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14, A4 3.787%, 2/15/47	620	641
Morgan Stanley Capital I Trust
2014-CPT, AM 144A 3.402%, 7/13/29(1)(2)	615	620
2014-150E, A 144A 3.912%, 9/9/32(2)	280	293

See Notes to Schedule of Investments

SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
2014-150E, AS 144A 4.012%, 9/9/32(2)	$195	$202
US 2018-USDC, A 144A 4.106%, 5/9/38(2)	840	889
VNDO Mortgage Trust 2013-PENN, B 144A 3.947%, 12/13/29(1)(2)	1,125	1,137
WFRBS Commercial Mortgage Trust
2012-C6, AS
3.835%, 4/15/45	638	650
2012-C10, AS
3.241%, 12/15/45	600	597

		7,643
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $37,902)		38,251
ASSET-BACKED SECURITIES—5.3%
Automobiles—0.6%
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%)
3.051%, 2/15/24(1)	725	727

Credit Card—4.2%
Cabela’s Credit Card Master Note Trust 2015-2, A2 (1 month LIBOR + 0.670%)
3.154%, 7/17/23(1)	310	311
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%)
3.337%, 5/15/28(1)	1,255	1,226
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%)
3.259%, 5/14/29(1)	1,405	1,392
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%)
3.084%, 12/15/26(1)	735	736
Trillium Credit Card Trust II 2019-2A, A 144A
3.038%, 1/26/24(2)	1,075	1,079
World Financial Network Credit Card Master Trust 2019-A, A
3.140%, 12/15/25	995	1,004

		5,748

Other—0.5%
Five Guys Funding LLC 2017-1A, A2 144A
4.600%, 7/25/47(2)	685	709
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $7,152)		7,184
CORPORATE BONDS AND NOTES—11.7%
Communication Services—0.8%
AT&T, Inc. 4.500%, 3/9/48	348	328
Comcast Corp.
4.150%, 10/15/28	216	228
4.700%, 10/15/48	326	355
Fox Corp. 144A 4.709%, 1/25/29(2)	129	138

		1,049

	Par Value	Value
Consumer Staples—0.4%
Walmart, Inc. 3.700%, 6/26/28	$555	$584

Energy—2.5%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	445	408
Boardwalk Pipelines LP 4.450%, 7/15/27	150	146
Enterprise Products Operating LLC 5.375%, 2/15/78	448	400
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(2)	454	456
144A 4.000%, 12/21/25(2)	540	557
Schlumberger Investment SA 144A 3.300%, 9/14/21(2)	285	288
Shell International Finance B.V. 1.750%, 9/12/21	402	394
TechnipFMC plc 3.450%, 10/1/22	85	86
Transcanada Trust 5.300%, 3/15/77	67	63
Woodside Finance Ltd. 144A 4.600%, 5/10/21(2)	550	562

		3,360

Financials—5.0%
Bank of America Corp.
3.366%, 1/23/26	256	256
4.330%, 3/15/50	461	475
Citigroup, Inc. 3.980%, 3/20/30	562	572
Fifth Third Bank 2.200%, 10/30/20	326	323
JPMorgan Chase & Co.
3.207%, 4/1/23	318	320
3.540%, 5/1/28	387	388
Lazard Group LLC 4.375%, 3/11/29	405	409
Morgan Stanley
3.591%, 7/22/28	284	282
4.375%, 1/22/47	325	336
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(2)	556	578
PNC Bank NA 2.150%, 4/29/21	715	709
Progressive Corp. (The) Series B 5.375%, (3)	350	347
Santander UK Group Holdings plc 3.373%, 1/5/24	409	401
SunTrust Banks, Inc. 4.000%, 5/1/25	405	424
Travelers Cos., Inc. (The) 4.050%, 3/7/48	494	508
US Bank NA 2.050%, 10/23/20	374	371
Wells Fargo & Co. 3.069%, 1/24/23	164	164

		6,863

Health Care—0.8%
CVS Health Corp. 4.780%, 3/25/38	403	400

See Notes to Schedule of Investments

SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Health Care—continued
Eli Lilly & Co. 3.950%, 5/15/47	$286	$296
UnitedHealth Group, Inc. 4.450%, 12/15/48	313	341

		1,037

Industrials—0.8%
British Airways plc Pass-Through-Trust 2018-1, AA 144A
3.800%, 9/20/31(2)	293	299
ERAC USA Finance LLC 144A 5.250%, 10/1/20(2)	283	292
General Dynamics Corp. 3.375%, 5/15/23	269	276
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	160	157

		1,024

Information Technology—0.2%
Apple, Inc. 3.000%, 6/20/27	272	271

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	620	726
Newmont Mining Corp. 6.250%, 10/1/39	538	651

		1,377

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	366	343
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $15,391)		15,908
TOTAL LONG-TERM INVESTMENTS—97.4%
(Identified Cost $129,816)		132,202

	Par Value	Value
TOTAL INVESTMENTS—97.4%
(Identified Cost $129,816)		$132,202
Other assets and liabilities, net—2.6%		3,595

NET ASSETS—100.0%		$135,797

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $10,713 or 7.9% of net assets.

(3)	No contractual maturity date.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$7,184	$7,184
Corporate Bonds And Notes	15,908	15,908
Mortgage-Backed Securities	38,251	38,251
U.S. Government Securities	70,859	70,859

Total Investments	$132,202	$132,202

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITY—1.5%
U.S. Treasury Bond 3.375%, 11/15/48	$ 530	$591

TOTAL U.S. GOVERNMENT SECURITY
(Identified Cost $567)		591

CORPORATE BONDS AND NOTES—95.9%
Communication Services—7.3%
AT&T, Inc. 4.500%, 3/9/48	420	395
Comcast Corp.
4.150%, 10/15/28	250	264
4.700%, 10/15/48	405	441
Fox Corp. 144A 4.709%, 1/25/29(1)	900	964
Verizon Communications, Inc. 4.125%, 3/16/27	772	808

		2,872

Consumer Discretionary—5.4%
American Honda Finance Corp. 2.650%, 2/12/21	315	315
BMW US Capital LLC 144A 3.450%, 4/12/23(1)	841	856
Daimler Finance North America LLC (3 month LIBOR + 0.550%) 144A
3.288%, 5/4/21(1)(2)	950	948

		2,119

Consumer Staples—7.5%
Archer-Daniels-Midland Co. 3.375%, 3/15/22	983	1,005
Costco Wholesale Corp. 2.300%, 5/18/22	1,300	1,294
Walmart, Inc. 3.400%, 6/26/23	643	663

		2,962

Energy—21.2%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	752	689
Boardwalk Pipelines LP 4.450%, 7/15/27	649	633
BP Capital Markets America, Inc. 2.112%, 9/16/21	408	402
BP Capital Markets plc 3.814%, 2/10/24	642	668
Enterprise Products Operating LLC 5.375%, 2/15/78	649	579
Exxon Mobil Corp. 3.043%, 3/1/26	772	783
Oceaneering International, Inc. 6.000%, 2/1/28	211	200
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(1)	507	509
144A 4.000%, 12/21/25(1)	682	704
Shell International Finance B.V. 3.875%, 11/13/28	982	1,041
TechnipFMC plc 3.450%, 10/1/22	273	276

	Par Value	Value
Energy—continued
Total Capital International SA 3.750%, 4/10/24	$ 1,185	$1,235
Transcanada Trust 5.300%, 3/15/77	668	625

		8,344

Financials—23.0%
Bank of America Corp.
3.366%, 1/23/26	165	165
4.330%, 3/15/50	700	722
Citigroup, Inc. 3.980%, 3/20/30	900	916
JPMorgan Chase & Co. 3.207%, 4/1/23	991	997
Lazard Group LLC 4.375%, 3/11/29	492	496
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	518	530
Morgan Stanley
3.875%, 4/29/24	603	621
3.591%, 7/22/28	363	361
4.375%, 1/22/47	656	678
PNC Bank NA 2.150%, 4/29/21	552	547
Progressive Corp. (The) Series B 5.375%, (3)	408	404
SunTrust Banks, Inc. 4.000%, 5/1/25	453	474
Travelers Cos., Inc. (The) 4.050%, 3/7/48	831	854
US Bank NA 2.000%, 1/24/20	770	766
Wells Fargo & Co. 3.069%, 1/24/23	527	528

		9,059

Health Care—6.9%
Cigna Corp. 144A 4.900%, 12/15/48(1)	571	591
CVS Health Corp. 4.780%, 3/25/38	443	439
Eli Lilly & Co. 3.950%, 5/15/47	817	846
UnitedHealth Group, Inc. 4.450%, 12/15/48	758	826

		2,702

Industrials—10.1%
British Airways plc Pass-Through-Trust 2018-1, AA 144A
3.800%, 9/20/31(1)	356	363
General Dynamics Corp. 3.375%, 5/15/23	355	365
Honeywell International, Inc. 1.800%, 10/30/19	810	806
L3 Technologies, Inc. 3.850%, 12/15/26	284	289
Penske Truck Leasing Co., LP 144A
4.125%, 8/1/23(1)	926	953

See Notes to Schedule of Investments

SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Industrials—continued
United Airlines Pass-Through-Trust 2016-1, A
3.450%, 7/7/28	$ 296	$ 290
United Parcel Service, Inc. 2.500%, 4/1/23	914	912

		3,978

Information Technology—3.2%
Apple, Inc.
2.850%, 2/23/23	600	605
3.000%, 6/20/27	640	638

		1,243

Materials—2.6%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	423	495
Newmont Mining Corp. 6.250%, 10/1/39	443	537

		1,032

Real Estate—1.5%
Simon Property Group LP 3.375%, 12/1/27	605	609

Utilities—7.2%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	1,168	1,215
Consumers Energy Co. 4.350%, 4/15/49	702	782
Duke Energy Corp. 3.750%, 9/1/46	882	826

		2,823

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $36,400)		37,743

TOTAL LONG-TERM INVESTMENTS—97.4% (Identified Cost $36,967)		38,334

	Shares
SHORT-TERM INVESTMENT—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(4)	608,218	608

TOTAL SHORT-TERM INVESTMENT (Identified Cost $608)		608

Shares	Value
TOTAL INVESTMENTS—98.9% (Identified Cost $37,575)	$38,942
Other assets and liabilities, net—1.1%	421

NET ASSETS—100.0%	$39,363

Abbreviations:

LIBOR  London Interbank Offered Rate

LLC      Limited Liability Company

LP        Limited Partnership

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $5,888 or 15.0% of net assets.

(2)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:

JPM                     JPMorgan Chase Bank N.A.

Country Weightings (Unaudited)†

United States	89%
France	3
Netherlands	3
United Kingdom	2
Canada	2
Australia	1

Total Investments	100%

† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

Over-the-counter credit default swaps - buy protection(1) outstanding as of March 31, 2019 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/23	(1,700	) USD	$(38)	$(23)	$—	$(15)
Total							$(38)	$(23)	$—	$(15)

Footnote Legend:

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds And Notes	$37,743	$—	$37,743
U.S. Government Security	591	—	591
Money Market Mutual Fund	608	608	—

Total Assets	38,942	608	38,334

Liabilities:
Other Financial Instruments:
Over-the-Counter Credit Default Swap	(38)	—	(38)

Total Investments	$38,904	$608	$38,296

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

ASSET-BACKED SECURITY—0.1%
Collateralized Loan Obligations—0.1%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 10.267%, 1/15/31(1)(2)	$ 3,000	$2,676
TOTAL ASSET-BACKED SECURITY (Identified Cost $2,944)		2,676
CORPORATE BONDS AND NOTES—0.8%
Communication Services—0.2%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(1)	3,000	2,629
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	6,000	5,820

		8,449

Consumer Discretionary—0.0%
Motors Liquidation Co. Escrow 8.375%, 7/15/33(3)	10,000	—
7.200%, 1/15/49(3)	10,000	—

		—

Energy—0.6%
California Resources Corp. 144A 8.000%, 12/15/22(1)	8,000	6,282
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(4)	23,170	22,938
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	3,000	2,494

		31,714

Financials—0.0%
Ditech Holding Corp. 9.000%, 12/31/24(4)(5)	1,886	19
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $44,144)		40,182
LEVERAGED LOANS—95.4%
Aerospace—3.1%
American Airlines, Inc. 2017 (1 month LIBOR + 2.000%) 4.493%, 10/10/21	6,430	6,375
2017, Tranche B (1 month LIBOR + 2.000%) 4.499%, 4/28/23	11,686	11,448
2017, Tranche B (1 month LIBOR + 2.000%) 4.484%, 12/14/23	17,164	16,821
2018 (1 month LIBOR + 1.750%) 4.240%, 6/27/25	6,575	6,388
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 6.543%, 11/21/25	8,192	8,171
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 1/22/25	2,049	1,977
Science Applications International Corp. Tranche B (1 month LIBOR + 1.750%) 4.249%, 10/31/25	8,088	7,964

	Par Value	Value
Aerospace—continued
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%) 6.250%, 7/7/22	$ 28,830	$28,848
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%) 4.999%, 5/30/25	23,547	22,900
2018, Tranche F (1 month LIBOR + 2.500%) 4.999%, 6/9/23	18,326	17,881
WP CPP Holdings LLC
First Lien (3 month LIBOR + 3.750%) 6.510%, 4/30/25	14,167	14,043
Second Lien (3 month LIBOR + 7.750%) 10.510%, 4/30/26	4,635	4,581

		147,397

Chemicals—7.4%
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 5.601%, 1/31/24	7,286	7,111
ASP Chromaflo Intermediate Holdings, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.499%, 11/18/24	808	803
Tranche B-1 (1 month LIBOR + 3.500%) 5.999%, 11/20/23	1,016	1,005
Tranche B-2, First Lien (1 month LIBOR + 3.500%) 5.999%, 11/20/23	1,321	1,306
Chemours Co. (The) Tranche B-2 (1 month LIBOR + 1.750%) 4.250%, 4/3/25	8,529	8,425
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 4.989%, 5/7/25	9,828	9,484
Cyanco Intermediate 2 Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 3/16/25	4,504	4,443
Element Solutions, Inc. (1 month LIBOR + 2.250%) 4.749%, 1/30/26	7,526	7,456
Emerald Performance Materials LLC
First Lien (1 month LIBOR + 3.500%) 5.999%, 8/2/21	1,126	1,113
Second Lien (1 month LIBOR + 7.750%) 10.249%, 8/1/22	18,901	18,476
Ferro Corp. Tranche B-1
(3 month LIBOR + 2.250%) 4.851%, 2/14/24	8,346	8,223
Tranche B-2 (3 month LIBOR + 2.250%) 4.851%, 2/14/24	2,821	2,782
Tranche B-3 (3 month LIBOR + 2.250%) 4.851%, 2/14/24	2,368	2,335
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 5.250%, 8/7/24	20,591	20,299
H.B. Fuller Co. (1 month LIBOR + 2.000%) 4.488%, 10/20/24	24,917	24,442
Ineos Styrolution US Holding LLC 2024 (3 month
LIBOR + 2.000%) 4.601%, 3/29/24	7,327	7,226
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 4.499%, 4/1/24	62,494	61,265
Invictus US LLC
First Lien (2 month LIBOR + 3.000%) 5.579%, 3/28/25	2,470	2,444

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Chemicals—continued
Second Lien (2 month LIBOR + 6.750%) 9.329%, 3/28/26	$ 845	$ 836
Kraton Polymers LLC 2018 (1 month LIBOR + 2.500%) 4.999%, 3/8/25	6,689	6,619
Messer Industries LLC (3 month LIBOR + 2.500%) 0.000%, 3/1/26(6)	3,625	3,546
Minerals Technologies, Inc.
Tranche B-1 (1 month LIBOR + 2.250%) 4.858%, 2/14/24	6,894	6,868
Tranche B-2 4.750%, 5/7/21(7)	13,895	13,756
Natgasoline LLC (3 month LIBOR + 3.500%) 6.125%, 11/14/25	2,928	2,928
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 2/14/24	8,469	8,395
Oxea Corp. Tranche B-2 (1 month LIBOR + 3.500%) 6.000%, 10/14/24	5,776	5,747
Polyone Corp. Tranche B-5 (1 month LIBOR + 1.750%) 4.243%, 1/30/26	2,502	2,472
PQ Corp. Tranche B-1 (3 month LIBOR + 2.500%) 5.244%, 2/8/25	24,413	24,108
Starfruit Finco B.V. (1 month LIBOR + 3.250%) 5.740%, 10/1/25	40,770	40,133
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 4.499%, 9/6/24	9,015	8,866
Tronox Finance LLC
First Lien (1 month LIBOR + 3.000%) 0.000%, 9/23/24(6)	14,086	14,012
First Lien (1 month LIBOR + 3.000%) 5.499%, 9/23/24	6,522	6,488
Univar USA, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 7/1/24	4,175	4,123
Tranche B-4 (1 month LIBOR + 2.500%) 4.999%, 7/1/24	1,000	994
Vantage Specialty Chemicals, Inc.
First Lien (1 month LIBOR + 3.500%) 6.059%, 10/28/24	7,405	7,252
Second Lien (3 month LIBOR + 8.250%) 10.851%, 10/27/25	7,470	7,240
Venator Materials LLC (1 month LIBOR + 3.000%) 5.499%, 8/8/24	5,767	5,681

		358,702

Consumer Non-Durables—0.6%
ABG Intermediate Holdings 2 LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 9/27/24	3,356	3,286
Coty, Inc. Tranche A (1 month LIBOR + 2.000%) 4.492%, 4/5/23	14,165	13,740
Eastman Kodak Co. (1 month LIBOR + 6.250%) 8.749%, 9/3/19	9,006	8,691
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.749%, 8/18/25	3,756	3,757

		29,474

	Par Value	Value
Energy—4.2%
Apergy Corp. (1 month LIBOR + 2.500%) 5.029%, 5/9/25	$ 5,189	$ 5,144
APR Operating LLC Second Lien (1 month LIBOR + 7.000%) 9.499%, 5/27/24	8,330	8,205
BCP Raptor II LLC (3 month LIBOR + 4.750%) 7.365%, 11/3/25	3,985	3,758
BCP Raptor LLC (3 month LIBOR + 4.250%) 6.879%, 6/24/24	9,998	9,367
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 10.890%, 1/29/24	12,490	12,053
California Resources Corp.
(1 month LIBOR + 10.375%) 12.871%, 12/31/21	12,350	13,006
(1 month LIBOR + 4.750%) 7.246%, 12/31/22	5,840	5,734
ConvergeOne Holdings, Inc. First Lien (1 month LIBOR + 5.000%) 7.499%, 1/4/26	500	478
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 10.000%, 3/6/23	18,834	18,465
EMG Utica LLC (1 month LIBOR + 3.750%) 6.249%, 3/27/20	15,587	15,509
FTS International, Inc. (1 month LIBOR + 4.750%) 7.249%, 4/16/21	7,568	7,547
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.490%, 3/1/24	6,258	4,856
GIP III Stetson I LP (1 month LIBOR + 4.250%) 6.732%, 7/18/25	3,051	3,020
HGIM Corp. (3 month LIBOR + 6.000%) 8.743%, 7/3/23	7,127	7,056
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.351%, 2/28/23	15,840	13,474
Keane Group Holdings LLC (1 month LIBOR + 3.750%) 6.250%, 5/26/25	9,679	9,292
McDermott International, Inc. (1 month LIBOR + 5.000%) 7.499%, 5/12/25	27,191	26,004
Osum Production Corp. (3 month LIBOR + 5.500%) 8.101%, 7/31/20	6,473	5,761
Riverstone Utopia Member LLC (1 month LIBOR + 4.250%) 6.736%, 10/17/24	3,747	3,728
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.601%, 2/21/21	15,069	12,495
Sheridan Investment Partners II LP (3 month LIBOR + 3.500%) 6.130%, 12/16/20	6,050	5,052
Sheridan Production Partners II-A LP (3 month LIBOR + 3.500%) 6.130%, 12/16/20	842	703
Sheridan Production Partners II-M LP (3 month LIBOR + 3.500%) 6.130%, 12/16/20	314	262
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 6.500%, 9/27/24	3,570	3,561

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Energy—continued
Woodford Express LLC (1 month LIBOR + 5.000%) 7.499%, 1/27/25	$ 8,246	$ 7,971

		202,501

Financial—6.2%
Advisor Group, Inc. (1 month LIBOR + 3.750%) 6.249%, 8/15/25	4,975	4,975
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.601%, 4/3/24	13,910	13,528
ASP MCS Acquisition Corp. (1 month LIBOR + 4.750%) 7.249%, 5/20/24	2,828	2,267
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.999%, 8/4/25	36,590	37,032
Tranche B-4 (1 month LIBOR + 3.000%) 5.499%, 8/4/22	29,485	29,306
Tranche B-6 (1 month LIBOR + 3.000%) 5.499%, 11/3/23	30,651	30,479
Tranche B-7 (1 month LIBOR + 3.000%) 5.499%, 11/3/24	7,446	7,386
Cetera Financial Group, Inc.
First Lien (1 month LIBOR + 4.250%) 6.749%, 10/1/25	16,708	16,471
Second Lien (1 month LIBOR + 8.250%) 10.749%, 10/1/26	5,930	5,811
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 0.000%, 6/30/22(5)	23,487	15,971
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 5.750%, 12/22/23	4,925	4,913
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.499%, 12/27/22	8,486	8,416
First Eagle Holdings, Inc. (3 month LIBOR + 2.750%) 5.351%, 12/2/24	6,484	6,449
Franklin Square Holdings LP (1 month LIBOR + 2.500%) 5.000%, 8/1/25	5,612	5,587
Greenhill & Co., Inc. First Lien (2 month LIBOR + 3.750%) 6.285%, 10/12/22	3,391	3,391
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 4.186%, 2/7/22	31,767	31,052
iStar, Inc. (1 month LIBOR + 2.750%) 5.235%, 6/28/23	31,306	31,032
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 5.749%, 11/29/24	9,857	9,457
Second Lien (1 month LIBOR + 7.250%) 9.749%, 12/1/25	1,070	1,041
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.249%, 10/1/25	20,406	19,797
Russell Investments US Institutional Holdco, Inc. (3 month LIBOR + 3.250%) 5.851%, 6/1/23	4,349	4,281

	Par Value	Value
Financial—continued
VFH Parent LLC (3 month LIBOR + 3.500%) 6.126%, 3/1/26	$ 10,630	$ 10,643

		299,285

Food / Tobacco—2.9%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 3/11/25	5,181	5,136
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 2/16/24	56,057	55,122
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.249%, 3/31/25	3,253	3,196
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.984%, 10/30/22	31,272	31,026
K-Mac Holdings Corp. Second Lien (1 month LIBOR + 6.750%) 9.236%, 3/16/26	1,680	1,656
NPC International, Inc. Second Lien (2 month LIBOR + 7.500%) 10.134%, 4/18/25	1,265	1,082
Panera Bread Co. (1 month LIBOR + 1.750%) 4.250%, 6/13/22	41,888	40,631
Post Holdings, Inc. Tranche A (1 month LIBOR + 2.000%) 4.490%, 5/24/24	2,449	2,425

		140,274

Food and Drug—0.6%
Albertson’s LLC 2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 5.609%, 12/21/22	2,323	2,303
2017-1, Tranche B-6 (1 month LIBOR + 3.000%) 5.479%, 6/22/23	22,647	22,429
United Natural Foods, Inc. (1 month LIBOR + 4.250%) 0.000%, 10/22/25(6)	6,490	5,575

		30,307

Forest Prod / Containers—0.6%
BWay Holding Co. (3 month LIBOR + 3.250%) 0.000%, 4/3/24(6)	16,801	16,369
Flex Acquisition Co., Inc. (1 month LIBOR + 3.000%) 5.626%, 12/29/23	7,244	7,005
ProAmpac PG Borrower LLC First Lien (1 month LIBOR + 3.500%) 6.141%, 11/20/23	4,319	4,164

		27,538

Gaming / Leisure—6.4%
Aristocrat Leisure Ltd. Tranche B-3 (3 month LIBOR + 1.750%) 4.526%, 10/19/24	25,477	24,974
Belmond Interfin Ltd. (1 month LIBOR + 2.750%) 5.249%, 7/3/24	8,631	8,606
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.249%, 12/23/24	20,559	20,265

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Gaming / Leisure—continued
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 4.499%, 10/7/24	$11,694	$11,408
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.749%, 4/18/24	12,862	12,618
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.875%, 4/17/24	7,832	7,754
ESH Hospitality, Inc. (1 month LIBOR + 2.000%) 4.499%, 8/30/23	7,273	7,219
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.499%, 5/9/24	20,333	20,191
Four Seasons Hotels Ltd. (1 month LIBOR + 2.000%) 4.499%, 11/30/23	14,548	14,418
GLP Capital LP Tranche C (1 month LIBOR + 1.500%) 3.986%, 4/29/21	32,061	31,660
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 5.500%, 10/21/24	5,387	5,333
Greektown Holdings LLC (1 month LIBOR + 2.750%) 5.249%, 4/25/24	10,420	10,403
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 4.999%, 3/29/24	4,568	4,521
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.236%, 10/25/23	42,052	41,947
Las Vegas Sands LLC Tranche B (1 month LIBOR + 1.750%) 4.249%, 3/27/25	29,810	29,254
Marriott Ownership Resorts, Inc. (1 month LIBOR + 2.250%) 4.749%, 8/29/25	3,342	3,321
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.499%, 3/21/25	13,774	13,572
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.250%, 4/29/24	4,723	4,531
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	2,896	2,817
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.000%, 6/8/23	5,961	5,893
VICI Properties LLC Tranche B (1 month LIBOR + 2.000%) 4.491%, 12/20/24	19,561	19,195
Wynn Resorts Ltd. (1 month LIBOR + 2.250%) 4.750%, 10/30/24	8,890	8,694

		308,594

Healthcare—7.6%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.993%, 6/30/25	9,181	9,158
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 6.000%, 5/4/25	7,922	7,892
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 5.481%, 6/2/25	23,646	23,477
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 5.249%, 3/1/24	41,558	40,974

	Par Value	Value
Healthcare—continued
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.656%, 6/7/23	$9,783	$9,720
Convatec, Inc. Tranche B (3 month LIBOR + 2.250%) 4.851%, 10/31/23	6,437	6,397
Diplomat Pharmacy, Inc. Tranche B (1 month LIBOR + 4.500%) 7.000%, 12/20/24	1,352	1,285
Endo Luxembourg Finance Co. S.a.r.l. (1 month LIBOR + 4.250%) 0.000%, 4/29/24(6)	15,166	14,860
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 0.000%, 10/10/25(6)	16,593	15,501
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.351%, 5/2/23	5,132	5,078
Gentiva Health Services, Inc.
First Lien (1 month LIBOR + 3.750%) 6.250%, 7/2/25	11,762	11,777
Second Lien (1 month LIBOR + 7.000%) 9.500%, 7/2/26	2,110	2,152
Greatbatch Ltd. 2017, Tranche B (1 month LIBOR + 3.000%) 5.490%, 10/27/22	7,330	7,328
Tranche A (1 month LIBOR + 2.500%) 5.000%, 10/27/21	3,998	3,983
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 0.000%, 1/31/25(6)	19,549	19,410
HCA, Inc. Tranche B-10 (1 month LIBOR + 2.000%) 4.499%, 3/13/25	27,189	27,146
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 7.250%, 12/19/22	13,550	13,245
Innoviva, Inc. (3 month LIBOR + 4.500%) 7.141%, 8/18/22	528	517
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.601%, 3/7/24	2,162	2,151
Tranche B-2 (3 month LIBOR + 2.000%) 4.601%, 1/17/25	2,282	2,272
Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 6/11/25	17,210	17,009
Kindred Healthcare, Inc. (1 month LIBOR + 5.000%) 7.500%, 7/2/25	9,985	9,760
Lannett Co., Inc. Tranche A (1 month LIBOR + 5.000%) 7.499%, 11/25/20	21,964	21,195
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 0.000%, 5/2/25(6)	9,430	7,073
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.982%, 11/16/25	7,531	7,441
RPI Finance Trust
Tranche A-4 (1 month LIBOR + 1.500%) 3.999%, 5/4/22	9,898	9,774
Tranche B-6 (1 month LIBOR + 2.000%) 4.499%, 3/27/23	37,791	37,554
Sound Inpatient Physicians Holdings LLC
First Lien (1 month LIBOR + 2.750%) 5.249%, 6/27/25	3,310	3,264
Second Lien (1 month LIBOR + 6.750%) 9.249%, 6/26/26	840	835

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Healthcare—continued
Syneos Health, Inc. Tranche B (1 month LIBOR + 2.000%) 4.499%, 8/1/24	$5,003	$4,959
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 5.249%, 2/6/24	14,997	13,297
Zotec Partners LLC (1 month LIBOR + 5.000%) 7.490%, 2/14/24	8,944	8,799

		365,283

Housing—4.8%
American Builders & Contractors Supply Co., Inc.
Tranche B-2 (1 month LIBOR + 2.000%) 4.499%, 10/31/23	12,391	12,060
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%) 4.749%, 1/2/25	2,285	2,224
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 2.250%) 4.746%, 8/28/23	7,018	6,807
Tranche B (1 month LIBOR + 2.500%) 4.985%, 8/27/25	66,675	64,091
Canam Steel Corp. (3 month LIBOR + 5.000%) 7.499%, 7/1/24	12,227	11,922
Capital Automotive LP
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.500%, 3/24/25	37,441	37,371
Tranche B-2 (1 month LIBOR + 2.500%) 5.000%, 3/25/24	35,730	35,339
DTZ US Borrower LLC (1 month LIBOR + 3.250%) 5.749%, 8/21/25	22,497	22,272
Forest City Enterprises LP (1 month LIBOR + 4.000%) 6.481%, 12/8/25	5,428	5,442
Installed Building Products, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 4.999%, 4/15/25	7,913	7,686
Realogy Group LLC Tranche A (1 month LIBOR + 2.250%) 4.732%, 2/8/23	17,018	16,731
Summit Materials LLC (1 month LIBOR + 2.000%) 4.499%, 11/21/24	7,093	6,939

		228,884

Information Technology—6.8%
Applied Systems, Inc. First Lien (1 month LIBOR + 3.000%) 5.499%, 9/19/24	5,372	5,313
Avaya, Inc. Tranche B (1 month LIBOR + 4.250%) 6.777%, 12/15/24	22,878	22,758
Barracuda Networks, Inc. First Lien (1 month LIBOR + 3.250%) 5.741%, 2/12/25	4,387	4,347
Blackboard, Inc. Tranche B-4 (3 month LIBOR + 5.000%) 7.780%, 6/30/21	1,468	1,441
Brave Parent Holdings, Inc. (1 month LIBOR + 4.000%) 6.499%, 4/18/25	3,930	3,878
Ciena Corp. 2018 (1 month LIBOR + 2.000%) 4.488%, 9/26/25	4,185	4,178
Dell International LLC
Tranche A-2 (3 month LIBOR + 1.750%) 4.250%, 9/7/21	4,530	4,511

	Par Value	Value
Information Technology—continued
Tranche B (1 month LIBOR + 2.000%) 4.500%, 9/7/23	$52,663	$52,025
Digicert Holdings, Inc. First Lien (1 month LIBOR + 4.000%) 6.499%, 10/31/24	3,357	3,289
DigiCert Holdings, Inc. Second Lien (1 month LIBOR + 8.000%) 10.499%, 10/31/25	3,392	3,303
Dynatrace LLC First Lien (3 month LIBOR + 3.250%) 5.749%, 8/22/25	5,112	5,087
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 6.389%, 2/9/23	12,177	12,100
Ensono LP First Lien (1 month LIBOR + 5.250%) 7.749%, 6/27/25	4,450	4,404
Gigamon, Inc. First Lien (3 month LIBOR + 4.250%) 6.851%, 12/27/24	5,278	5,186
Help Systems Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.249%, 3/28/25	9,493	9,363
Internap Corp. (1 month LIBOR + 5.750%) 8.240%, 4/6/22	6,244	6,033
Iron Mountain Information Management LLC Tranche B (1 month LIBOR + 1.750%) 4.249%, 1/2/26	8,301	8,037
KeyW Corp. (The) First Lien (1 month LIBOR + 4.500%) 6.993%, 5/8/24	2,316	2,319
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 7.999%, 2/28/24	4,903	4,875
MA Financeco LLC
Tranche B-2 (1 month LIBOR + 2.250%) 4.749%, 11/19/21	3,335	3,252
Tranche B-3 (1 month LIBOR + 2.500%) 4.999%, 6/21/24	1,366	1,330
Mavenir Systems, Inc. (1 month LIBOR + 6.000%) 8.500%, 5/8/25	9,066	8,998
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.500%) 4.984%, 5/12/24	2,673	2,663
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 6.249%, 9/30/24	15,523	15,497
Microchip Technology, Inc. (1 month LIBOR + 2.000%) 4.500%, 5/29/25	2,233	2,205
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 6.101%, 8/1/24	9,563	8,733
Second Lien (3 month LIBOR + 7.250%) 9.986%, 8/1/25	1,620	1,420
Presidio Holdings, Inc. Tranche B (1 month LIBOR + 2.750%) 5.543%, 2/2/24	8,529	8,406
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.738%, 11/3/23	10,874	10,159
Sahara Parent, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.999%, 8/16/24	3,300	3,280
Salient CRGT, Inc. (1 month LIBOR + 5.750%) 8.249%, 2/28/22	7,829	7,673
SCS Holdings I, Inc. Tranche B, First Lien (1 month
LIBOR + 4.250%) 6.749%, 10/30/22	6,268	6,275

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Information Technology—continued
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 4.999%, 6/21/24	$ 9,228	$ 8,979
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 5.249%, 2/5/24	10,819	10,689
Solera LLC (1 month LIBOR + 2.750%) 5.249%, 3/3/23	10,759	10,659
SS&C Technologies, Inc. 2017, Tranche B-1 (1 month LIBOR + 2.250%) 4.749%, 7/8/22	2,598	2,574
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	3,515	3,483
Tranche B-4 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	2,527	2,504
SuperMoose Borrower LLC First Lien (1 month LIBOR + 3.750%) 6.249%, 8/29/25	7,516	7,394
Symantec Corp. Tranche A-5 (1 month LIBOR + 1.750%) 4.240%, 8/1/21	7,096	7,051
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 6.249%, 5/6/24	6,204	5,863
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 6.999%, 8/27/25	6,857	6,578
Vertiv Group Corp. Tranche B (3 month LIBOR + 4.000%) 6.629%, 11/30/23	13,441	12,601
Western Digital Corp. Tranche B-4 (1 month LIBOR + 1.750%) 4.249%, 4/29/23	8,199	7,970

		328,683

Manufacturing—1.6%
Big River Steel LLC (3 month LIBOR + 5.000%) 7.601%, 8/23/23	9,032	9,055
Brand Energy & Infrastructure Services, Inc. (2 month LIBOR + 4.250%) 6.956%, 6/21/24	2,861	2,735
Bright Bidco B.V. 2018, Tranche B (1 month LIBOR + 3.500%) 6.068%, 6/30/24	10,885	8,382
Clark Equipment Co. Tranche B (3 month LIBOR + 2.000%) 0.000%, 5/18/24(6)	6,033	5,914
CPM Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.249%, 11/17/25	5,860	5,802
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 5.851%, 1/28/22	7,269	7,132
Excelitas Technologies Corp.
First Lien (3 month LIBOR + 3.500%) 6.303%, 12/2/24	2,473	2,457
Second Lien (3 month LIBOR + 7.500%) 10.308%, 12/1/25	1,260	1,257
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 0.000%, 4/1/24(6)	21,359	21,061

	Par Value	Value
Manufacturing—continued
MKS Instruments, Inc. Tranche B-5 (1 month LIBOR + 2.250%) 4.739%, 2/1/26	$2,430	$2,429
Southwire Co. LLC (1 month LIBOR + 2.000%) 4.499%, 5/15/25	3,305	3,251
TecoStar Holdings, Inc. 2017, First Lien (1 month LIBOR + 3.500%) 5.993%, 5/1/24	7,430	7,384

		76,859

Media / Telecom - Broadcasting—1.9%
CBS Radio, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 5.249%, 11/18/24	11,646	11,308
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 4.982%, 1/2/26	15,067	14,888
Mission Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.739%, 1/17/24	2,507	2,465
Nexstar Broadcasting, Inc.
Tranche A-4 (1 month LIBOR + 1.500%) 3.989%, 10/26/23	9,671	9,575
Tranche B-3 (1 month LIBOR + 2.250%) 4.746%, 1/17/24	13,623	13,391
Quincy Newspapers, Inc. Tranche B (1 month LIBOR + 3.000%) 5.503%, 11/2/22	3,858	3,823
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.499%, 12/27/20	1,038	1,036
Tranche C (1 month LIBOR + 3.000%) 5.499%, 1/26/24	12,932	12,906
Univision Communications, Inc. 2017, First Lien (1 month LIBOR + 2.750%) 0.000%, 3/15/24(6)	21,023	19,776
WXXA-TV LLC Tranche A-4 (1 month LIBOR + 1.500%) 3.989%, 10/20/23	268	265

		89,433

Media / Telecom - Cable/Wireless Video—9.7%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.500%, 4/30/25	74,280	73,723
Cogeco Communications (USA) II LP Tranche B (1 month LIBOR + 2.375%) 4.874%, 1/3/25	21,061	20,737
Coral US Co-Borrower LLC Tranche B-4 (1 month LIBOR + 3.250%) 5.749%, 2/2/26	39,340	39,168
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.734%, 7/17/25	15,376	14,917
2018 (1 month LIBOR + 2.500%) 4.984%, 1/25/26	5,776	5,651
Intelsat Jackson Holdings S.A.
Tranche B-3 (1 month LIBOR + 3.750%) 6.240%, 11/27/23	29,715	29,241
Tranche B-4 (1 month LIBOR + 4.500%) 6.990%, 1/2/24	2,980	2,982

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Liberty Cablevision of Puerto Rico LLC
Second Lien (1 month LIBOR + 6.750%)
9.234%, 7/7/23	$5,140	$4,986
Tranche B, First Lien (1 month LIBOR + 3.500%)
5.984%, 1/7/22	19,931	19,719
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%)
4.410%, 1/15/25	2,506	2,480
Mediacom Illinois LLC Tranche N (weekly LIBOR + 1.750%)
4.160%, 2/15/24	7,582	7,469
Quebecor Media, Inc. Tranche B-1 (3 month LIBOR + 2.250%)
4.934%, 8/17/20	29,000	28,946
Radiate Holdco LLC (1 month LIBOR + 3.000%)
5.499%, 2/1/24	10,147	9,906
Telenet Financing LLC (1 month LIBOR + 2.250%)
4.734%, 8/15/26	17,050	16,663
Unitymedia Finance LLC Tranche D, First Lien (1 month LIBOR + 2.250%)
4.734%, 1/15/26	7,436	7,347
UnityMedia Hessen GmbH & Co. KG Tranche B (1 month LIBOR + 2.250%)
4.734%, 9/30/25	24,955	24,668
UPC Financing Partnership (1 month LIBOR + 2.500%)
4.984%, 1/15/26	15,636	15,599
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)
4.984%, 1/15/26	37,345	36,918
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%)
5.741%, 8/18/23	28,879	27,760
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%)
4.984%, 4/15/25	79,360	77,219

		466,099

Media / Telecom - Diversified Media—6.6%
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%)
4.249%, 6/14/22	13,068	12,959
AP NMT Acquisition B.V. Tranche B, First Lien (3 month LIBOR + 5.750%)
8.547%, 8/13/21	17,133	17,015
Creative Artists Agency LLC (1 month LIBOR + 3.000%)
5.491%, 2/15/24	5,094	5,037
Crown Finance US, Inc. (1 month LIBOR + 2.500%)
4.999%, 2/28/25	23,339	22,769
Deluxe Entertainment Services Group, Inc. (3 month LIBOR + 5.500%)
8.244%, 2/28/20	17,378	15,148
Donnelley Financial Solutions, Inc. 2017 (1 month LIBOR + 3.000%)
5.481%, 9/29/23	946	931
Formula One Management Ltd. Tranche B-3 (1 month LIBOR + 2.500%)
4.999%, 2/1/24	3,088	2,969
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%)
7.351%, 11/3/23	109,659	98,145
Lamar Media Corp. Tranche B (1 month LIBOR + 1.750%)
4.250%, 3/14/25	6,395	6,374

	Par Value	Value
Media / Telecom - Diversified Media—continued
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 2.000%) 4.499%, 3/24/25	$9,950	$9,801
Tranche B (1 month LIBOR + 2.250%) 4.749%, 3/24/25	20,024	19,723
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.249%, 1/31/25	10,558	10,526
Merrill Communications LLC (3 month LIBOR + 5.250%) 7.994%, 6/1/22	4,702	4,714
MH Sub I LLC
First Lien (1 month LIBOR + 3.750%) 6.236%, 9/15/24	15,668	15,434
Tranche B, Second Lien (1 month LIBOR + 7.500%) 9.986%, 9/15/25	1,695	1,663
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.493%, 10/4/23	15,955	15,645
Rovi Solutions Corp. Tranche B (1 month LIBOR + 2.500%) 5.000%, 7/2/21	3,211	3,133
RR Donnelley & Sons Co. Tranche B (1 month LIBOR + 5.000%) 7.499%, 1/15/24	6,354	6,330
William Morris Endeavor Entertainment LLC Tranche B-1 (3 month LIBOR + 2.750%) 5.360%, 5/19/25	51,938	49,125

		317,441

Media / Telecom - Telecommunications—6.6%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 5.234%, 7/15/25	11,205	10,659
2017 (1 month LIBOR + 2.750%) 5.241%, 1/31/26	13,045	12,412
Altice France S.A. Tranche B-13 (1 month LIBOR + 4.000%) 6.484%, 8/14/26	22,903	21,895
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(6)	79,824	78,178
Colorado Buyer, Inc.
First Lien (3 month LIBOR + 3.000%) 5.600%, 5/1/24	2,303	2,226
Second Lien (3 month LIBOR + 7.250%) 9.860%, 5/1/25	2,400	2,172
Gannett Co., Inc.
(1 month LIBOR + 2.000%) 1.531%, 6/29/20(4)	1,400	1,372
(1 month LIBOR + 2.000%) 1.531%, 6/29/20(4)(8)	3,600	3,528
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.736%, 2/22/24	79,125	78,119
Neustar, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.499%, 8/8/25	2,749	2,687
Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.999%, 8/8/24	8,947	8,607

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Media / Telecom - Telecommunications—continued
New LightSquared LLC
(3 month LIBOR + 8.750%) 0.000%, 6/15/20(6)	$ 9,476	$ 6,975
Second Lien (3 month LIBOR + 12.500%) 0.000%, 12/7/20(6)	3,162	791
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 5.249%, 7/31/25	34,633	32,166
Tranche B-12 (1 month LIBOR + 3.688%) 6.171%, 1/31/26	23,440	22,174
West Corp.
Tranche B (3 month LIBOR + 4.000%) 6.629%, 10/10/24	14,156	13,256
Tranche B-1 (3 month LIBOR + 3.500%) 6.129%, 10/10/24	5,761	5,336
Zacapa LLC (3 month LIBOR + 5.000%) 7.601%, 7/2/25	9,060	9,063
Zayo Group LLC 2017, Tranche B-2 (1 month LIBOR + 2.250%) 4.749%, 1/19/24	6,999	6,952

		318,568

Media / Telecom - Wireless Communications—0.5%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 5.000%, 2/2/24	22,496	21,877

Metals / Minerals—3.0%
American Rock Salt Co. LLC 2018 (1 month LIBOR + 3.750%) 6.249%, 3/21/25	4,485	4,462
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 5.360%, 12/22/23	24,339	24,034
Blackhawk Mining LLC Tranche B-1 (3 month LIBOR + 9.500%) 12.250%, 2/17/22	18,459	13,383
CNX Resources Corp. Tranche B (3 month LIBOR + 4.500%) 0.000%, 11/28/22(6)	6,270	6,341
Contura Energy, Inc. (1 month LIBOR + 5.000%) 7.493%, 11/10/25	10,428	10,298
Covia Holdings Corp. (weekly LIBOR + 3.750%) 6.160%, 6/1/25	12,649	10,764
Global Brass and Copper, Inc. Tranche B (1 month LIBOR + 2.500%) 5.000%, 5/29/25	4,126	4,085
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.999%, 2/12/25	29,275	29,165
Metallurg, Inc. (2 month LIBOR + 3.000%) 5.579%, 2/1/25	8,318	8,204
TMS International Corp. Tranche B-2 (1 month LIBOR + 2.750%) 5.400%, 8/14/24	4,523	4,443
U.S. Silica Co.
(1 month LIBOR + 4.000%) 6.500%, 5/1/25	19,320	18,209
(3 month LIBOR + 4.000%) 4.000%, 5/1/23(8)	2,250	2,050

	Par Value	Value
Metals / Minerals—continued
Zekelman Industries, Inc. (1 month LIBOR + 2.250%) 4.740%, 6/14/21	$ 7,043	$ 6,969

		142,407

Retail—1.8%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 7.000%, 8/19/22	3,274	2,857
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.499%, 9/25/24	10,855	10,594
Belk, Inc. (3 month LIBOR + 4.750%) 7.447%, 12/12/22	10,182	8,187
CWGS Group LLC (1 month LIBOR + 2.750%) 0.000%, 11/8/23(6)	9,749	8,752
Hudsons Bay Co. Tranche B (1 month LIBOR + 3.250%) 0.000%, 9/30/22(6)	11,830	11,512
J. Crew Group, Inc. (1 month LIBOR + 3.220%) 0.000%, 3/5/21(6)	4,813	3,285
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 6.879%, 6/23/23	16,277	14,419
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.733%, 10/25/20	10,359	9,609
Toys R Us Property Co. I LLC (3 month LIBOR + 5.000%) 0.000%, 8/21/19(5)	19,785	18,004

		87,219

Service—5.5%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 5.499%, 4/9/25	5,558	5,509
AECOM Tranche B (1 month LIBOR + 1.750%) 4.249%, 2/21/25	5,087	4,980
American Teleconferencing Services Ltd. (2 month LIBOR + 6.500%) 9.238%, 12/8/21	2,133	1,339
Ascend Learning LLC (1 month LIBOR + 3.000%) 5.499%, 7/12/24	6,577	6,427
Capri Acquisitions BidCo Ltd. (3 month LIBOR + 3.250%) 0.000%, 11/1/24(6)	1,563	1,536
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 4.999%, 12/7/23	9,249	9,192
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 5.499%, 2/3/25	4,954	4,787
Second Lien (1 month LIBOR + 6.750%) 9.249%, 2/2/26	845	811
Edelman Financial Center LLC (The) First Lien (3 month LIBOR + 3.250%) 6.037%, 7/21/25	9,242	9,158
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 9.378%, 7/12/23	7,050	7,021
FleetCor Technologies Operating Co. LLC Tranche B-3 (1 month LIBOR + 2.000%) 4.499%, 8/2/24	3,262	3,258

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Service—continued
Frontdoor, Inc. (1 month LIBOR + 2.500%) 5.000%, 8/18/25	$ 2,915	$ 2,899
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.499%, 5/30/25	10,618	10,245
Global Payments, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 4.249%, 10/17/25	4,180	4,124
iQor US Inc Tranche B, First Lien (3 month LIBOR + 5.000%) 7.797%, 4/1/21	23,987	22,473
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 6.351%, 5/23/25	5,717	5,667
Second Lien (3 month LIBOR + 7.500%) 10.101%, 5/22/26	3,375	3,257
Octavia Holdco, Inc. Tranche B (3 month LIBOR + 2.250%) 4.883%, 3/20/25	2,475	2,427
Pearl Intermediate Parent LLC Second Lien (1 month LIBOR + 6.250%) 8.736%, 2/13/26	420	407
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 5.999%, 1/3/25	11,954	11,711
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 3.000%) 5.499%, 5/1/25	7,816	7,699
Prime Security Services Borrower LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.249%, 5/2/22	9,000	8,895
R1 RCM, Inc. (1 month LIBOR + 5.250%) 7.743%, 5/8/25	4,561	4,515
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.499%, 11/8/24	32,045	31,796
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	16,384	16,019
SGS Cayman LP (3 month LIBOR + 5.375%) 7.976%, 4/23/21	2,885	2,809
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 6.000%, 7/17/25	6,144	6,128
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 7.976%, 4/23/21	12,395	12,070
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.499%, 5/1/24	13,529	13,390
TKC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.250%, 2/1/23	5,223	5,115
Second Lien (1 month LIBOR + 8.000%) 10.500%, 2/1/24	2,172	2,109
Trans Union LLC
2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.499%, 4/10/23	6,170	6,107
2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.499%, 6/19/25	4,893	4,822
Travelport Finance Luxembourg Sarl (3 month LIBOR + 4.750%) 0.000%, 3/18/26(6)	1,000	971
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 0.000%, 2/6/26(6)	5,235	5,189

	Par Value	Value
Service—continued
Vantiv LLC Tranche B-4 (weekly LIBOR + 1.750%) 4.208%, 8/9/24	$ 9,133	$ 9,108
Ventia Deco LLC 2017, Tranche B (3 month LIBOR + 3.500%) 6.101%, 5/20/22	2,889	2,882
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 7.560%, 11/29/24	9,515	9,033

		265,885

Transportation - Automotive—1.9%
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.740%, 4/6/24	9,928	9,688
Autokiniton US Holdings, Inc. Tranche B (1 month LIBOR + 4.000%) 6.499%, 5/22/25	4,963	4,888
Dana, Inc. Tranche B (1 month LIBOR + 2.250%) 4.749%, 11/14/25	8,970	8,880
DexKo Global, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 5.999%, 7/24/24	4,953	4,868
Holley Purchaser, Inc. First Lien (3 month LIBOR + 5.000%) 7.744%, 10/24/25	4,180	4,096
Navistar Financial Corp. (1 month LIBOR + 3.750%) 6.250%, 7/30/25	7,487	7,469
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 6.000%, 11/6/24	9,083	9,042
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/18/26(6)	1,000	988
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 6.499%, 5/22/24	8,002	7,762
Tenneco, Inc. Tranche B (1 month LIBOR + 2.750%) 5.243%, 10/1/25	15,805	15,055
Tower Automotive Holdings USA LLC (1 month LIBOR + 2.750%) 5.250%, 3/7/24	10,122	9,919
Wabash National Corp. Tranche B-4 (1 month LIBOR + 2.250%) 4.740%, 3/18/22	11,303	11,200

		93,855

Transportation - Land Transportation—0.3%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 7.499%, 2/27/24	7,564	7,536
Savage Enterprises LLC (1 month LIBOR + 4.500%) 6.990%, 8/1/25	8,889	8,892

		16,428

Transportation - Shipping—0.4%
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 0.000%, 11/12/20(6)	2,930	2,040
Hornblower Sub LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 0.000%, 4/25/25(6)	4,663	4,645

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Transportation - Shipping—continued
Navios Maritime Midstream Partners LP (3 month LIBOR + 4.500%) 7.140%, 6/18/20	$ 6,128	$ 5,668
Navios Maritime Partners LP (3 month LIBOR + 5.000%) 7.600%, 9/14/20	3,645	3,615
REP WWEX Acquisition Parent LLC First Lien (3 month LIBOR + 4.000%) 6.881%, 2/5/24	3,332	3,284

		19,252

Utility—4.4%
AES Corp. 2018 (3 month LIBOR + 1.750%) 4.379%, 5/31/22	12,531	12,484
APLP Holdings LP (1 month LIBOR + 2.750%) 5.249%, 4/13/23	3,134	3,126
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.249%, 8/1/25	21,147	21,080
Second Lien (1 month LIBOR + 6.750%) 9.249%, 8/3/26	3,204	3,201
Calpine Construction Finance Co. LP
Tranche B (1 month LIBOR + 2.500%) 4.999%, 1/15/25	10,781	10,630
Tranche B-9 (3 month LIBOR + 2.750%) 0.000%, 3/20/26(6)	7,500	7,420
Calpine Corp.
2015 (3 month LIBOR + 2.500%) 5.110%, 1/15/23	5,468	5,458
2015 (3 month LIBOR + 2.500%) 5.110%, 1/15/24	5,618	5,558
2016 (3 month LIBOR + 2.500%) 5.110%, 5/31/23	5,115	5,065
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 6.249%, 10/2/23	11,555	11,503
Invenergy Thermal Operating I LLC (3 month LIBOR + 3.500%) 6.101%, 8/28/25	6,416	6,415
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 8.750%, 4/13/21	9,993	8,702
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 9.601%, 10/18/22	15,922	15,245
NRG Energy, Inc. (1 month LIBOR + 1.750%) 4.243%, 6/30/23	18,662	18,427
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 8.499%, 5/13/22	11,883	11,759
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.499%, 4/15/24	15,518	15,353
Tranche B-1 (1 month LIBOR + 4.000%) 6.500%, 7/15/23	5,856	5,794
Vistra Operations Co. LLC (1 month LIBOR + 2.000%) 4.499%, 8/4/23	17,316	17,102

	Par Value	Value
Utility—continued
2018 (1 month LIBOR + 2.000%) 4.486%, 12/31/25	$ 26,004	$ 25,587

		209,909

TOTAL LEVERAGED LOANS (Identified Cost $4,709,548)		4,592,154

	Shares
CONVERTIBLE PREFERRED STOCK—0.0%

Financials—0.0%
Ditech Holding Corp.(9)	742	—(10)
TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $853)		—(10)

PREFERRED STOCKS—0.0%

Energy—0.0%
Templar Energy LLC Class A, 0.000%(4)(9)	8,569	19

Financials—0.0%
GMAC Capital Trust I Series 2, 8.469%	34,000	886
TOTAL PREFERRED STOCKS
(Identified Cost $908)		905

COMMON STOCKS—0.8%

Consumer Discretionary—0.3%
Caesars Entertainment Corp.(9)	767,654	6,671
TRU Kids, Inc.(4)(9)	2,073	10,676
Wayne Services Legacy, Inc. (3)(9)	2,073	—

		17,347

Energy—0.0%
Templar Energy LLC Class A(4)(9)	1,608,573	504

Industrials—0.1%
HGIM Corp.(4)(9)	91,679	3,300

Information Technology—0.4%
Avaya Holdings Corp.(9)	1,101,677	18,541
TOTAL COMMON STOCKS (Identified Cost $92,092)		39,692

RIGHT—0.0%

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(4)(9)	410,667	295
TOTAL RIGHT
(Identified Cost $554)		295
TOTAL LONG-TERM INVESTMENTS—97.1% (Identified Cost $4,851,043)		4,675,904

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

TOTAL INVESTMENTS—97.1%
(Identified Cost $4,851,043)		$4,675,904
Other assets and liabilities, net—2.9%		137,265

NET ASSETS—100.0%		$4,813,169

Abbreviations:

LIBOR London Interbank Offered Rate

LLC     Limited Liability Company

LP       Limited Partnership

REIT   Real Estate Investment Trust

Footnote Legend:

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $19,901 or 0.4% of net assets.

(2)  Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security is fixed rate.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Non-income producing.
(10)	Amount is less than $500.

Country Weightings (Unaudited)†
United States	88%
Luxembourg	3
Canada	3
France	2
Netherlands	1
Cayman Islands	1
Australia	1
Other	1
Total Investments	100%
† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$2,676	$—	$2,676	$—
Corporate Bonds And Notes	40,182	—	17,225	22,957
Leveraged Loans	4,592,154	—	4,587,254	4,900
Equity Securities:
Common Stocks	39,692	25,212	—	14,480
Preferred Stocks	905	886	—	19
Right	295	—	—	295
Convertible Preferred Stock	—(1)	—	—(1)	—

Total Investments	$4,675,904	$26,098	$4,607,155	$42,651

(1)	Amount is less than $500.

Securities held by the Fund with an end of period value of $19 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds And Notes		Leveraged Loans	Common Stocks		Preferred Stocks	Right
Investments in Securities
Balance as of December 31, 2018:	$44,847	$25,372		$15,047	$4,115		$21	$292
Accrued discount/(premium)	13	13		—	—		—	—
Realized gain (loss)	4	4		—	—		—	—
Change in unrealized appreciation (depreciation)(a)	602	269		643	(311)		(2)	3
Purchases	10,676	—		—	10,676		—	—
Sales(b)	(13,510)	(2,720)		(10,790)	—		—	—
Transfers into Level 3(c)	19	19		—	—		—	—

Balance as of March 31, 2019	$42,651	$22,957(d	)	$4,900	$14,480(d	)	$19	$295

(a) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2019, was $(153).

(b) Includes paydowns on securities.

(c) “Transfers into and/or from” represent the ending value as of March 31, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”

(d) Includes internally fair valued security currently priced at $0.

See Notes to Schedule of Investments

SEIX GEORGIA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

SHORT-TERM INVESTMENT—104.5%
Money Market Mutual Fund—104.5%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%) (1)	67,135,420	$67,135
TOTAL SHORT-TERM INVESTMENT (Identified Cost $67,135)		67,135
TOTAL INVESTMENTS—104.5%
(Identified Cost $67,135)		67,135
Other assets and liabilities, net—(4.5)%		(2,897)

NET ASSETS—100.0%		$64,238

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Money Market Mutual Fund	$67,135	$67,135

Total Investments	$67,135	$67,135

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —88.4%
Alabama—4.6%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$1,000	$1,162
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,155

		2,317

Alaska—1.5%
Matanuska-Susitna Borough, Goosecreek Correctional Revenue (AGC Insured) (Pre-Refunded 9/1/19 @ 100) 6.000%, 9/1/28	730	743

California—16.4%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,365
California Municipal Finance Authority, Bowles Hall Foundation Revenue 5.000%, 6/1/50(2)	1,750	1,872
California, State of, General Obligation 5.000%, 9/1/30	1,000	1,079
General Obligation 6.500%, 4/1/33	920	921
San Diego Redevelopment Agency Successor Agency 5.000%, 9/1/28(2)	500	600
5.000%, 9/1/29(2)	405	484
Santa Clara Unified School District, General Obligation 4.000%, 7/1/48	1,000	1,057

		8,378

District of Columbia—2.4%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,200

Georgia—7.2%
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/35	1,000	1,199
Fulton County Development Authority, Georgia Institute of Technology Revenue 4.000%, 6/15/49	1,050	1,123
Georgia Tech Athletic Association Revenue 5.750%, 10/1/36	1,250	1,339

		3,661

Illinois—6.1%
Cook County, Sales Tax Revenue 4.000%, 11/15/37	2,000	2,122
University of Illinois Revenue (Pre-Refunded 4/1/19 @ 100) 5.750%, 4/1/38(2)	1,000	1,000

		3,122

	Par Value	Value
Indiana—9.4%
Indianapolis Local Public Improvements Bond Bank Revenue, 5.250%, 2/1/39	$2,000	$2,443
5.000%, 2/1/49	2,000	2,352

		4,795

Maryland—10.4%
Baltimore County, General Obligation 4.000%, 3/1/35	2,200	2,458
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	2,320	2,831

		5,289

Massachusetts—3.5%
Commonwealth of Massachusetts, General Obligation 5.000%, 7/1/37	1,500	1,806

New York—2.3%
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/31	950	1,179

North Carolina—3.9%
Charlotte, City of, Water & Sewer System Revenue 1.460%, 7/1/36(3)	2,000	2,000

Oregon—7.0%
Oregon, State of, General Obligation 5.000%, 5/1/31	1,920	2,405
Portland, Port of, Airport Revenue 5.000%, 7/1/47(2)	1,000	1,145

		3,550

Texas—4.5%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39(2)	1,000	1,110
Bexar County Hospital District, General Obligation 5.000%, 2/15/37	500	590
General Obligation 5.000%, 2/15/38	500	589

		2,289

Washington—9.2%
Energy Northwest Revenue 5.000%, 7/1/33	2,000	2,403
5.000%, 7/1/34	2,000	2,297

		4,700

TOTAL MUNICIPAL BONDS
(Identified Cost $43,731)		45,029

TOTAL LONG-TERM INVESTMENTS—88.4%
(Identified Cost $43,731)		45,029

See Notes to Schedule of Investments

SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

SHORT-TERM INVESTMENT—24.7%
Money Market Mutual Fund—24.7%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%)(4)	12,590,548	$12,591
TOTAL SHORT-TERM INVESTMENT (Identified Cost $12,591)		12,591
TOTAL INVESTMENTS—113.1% (Identified Cost $56,322)		$57,620
Other assets and liabilities, net—(13.1)%		(6,674)

NET ASSETS—100.0%		$50,946

Abbreviations:
AGC Assured Guaranty Corp. PSF-GTD Permanent School Fund Guarantee Program

Footnote Legend:

(1)	At March 31, 2019, 3.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	All or a portion segregated as collateral for a delayed delivery transaction.
(3)

Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$45,029	$ —	$45,029
Money Market Mutual Fund	12,591	12,591	—

Total Investments	$57,620	$12,591	$45,029

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—87.1%
Communication Services—17.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$1,970	$2,014
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,245	1,257
Altice Luxembourg S.A. 144A 7.750%, 5/15/22(1)	1,170	1,169
C&W Senior Financing DAC
144A 7.500%, 10/15/26(1)	1,820	1,875
144A 6.875%, 9/15/27(1)	855	857
CCO Holdings LLC
5.250%, 9/30/22	410	418
5.750%, 9/1/23	505	515
5.750%, 1/15/24	1,494	1,533
144A 5.750%, 2/15/26(1)	2,785	2,917
144A 5.875%, 5/1/27(1)	1,480	1,536
CenturyLink, Inc.
5.625%, 4/1/20	470	479
6.750%, 12/1/23	1,855	1,936
7.500%, 4/1/24	675	714
7.650%, 3/15/42	410	360
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	1,520	1,399
144A 8.000%, 10/15/25(1)	2,114	1,929
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(1)	745	754
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	520	532
CSC Holdings LLC
5.250%, 6/1/24	2,072	2,103
144A 7.750%, 7/15/25(1)	755	810
144A 6.625%, 10/15/25(1)	680	721
144A 5.500%, 4/15/27(1)	1,570	1,603
144A 6.500%, 2/1/29(1)	780	830
DISH DBS Corp.
5.125%, 5/1/20	920	926
6.750%, 6/1/21	1,070	1,103
7.750%, 7/1/26	2,495	2,171
Intelsat Jackson Holdings S.A.
144A 9.500%, 9/30/22(1)	185	213
144A 9.750%, 7/15/25(1)	3,820	3,878
Level 3 Financing, Inc. 5.375%, 5/1/25	1,255	1,270
Level 3 Parent LLC 5.750%, 12/1/22	850	859
Netflix, Inc. 5.875%, 2/15/25	2,485	2,685
Qwest Capital Funding, Inc.
6.875%, 7/15/28	385	348
7.750%, 2/15/31	420	379
Sprint Capital Corp.
6.875%, 11/15/28	1,530	1,471
8.750%, 3/15/32	800	844
Sprint Communications, Inc.
11.500%, 11/15/21	1,690	1,956
9.250%, 4/15/22	285	333
Sprint Corp. 7.875%, 9/15/23	1,060	1,113
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,372
T-Mobile USA, Inc. 6.000%, 4/15/24	2,445	2,549

	Par Value	Value
Communication Services—continued
5.375%, 4/15/27	$955	$987
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	849	823
Viacom, Inc. 6.250%, 2/28/57	1,025	1,028
WMG Acquisition Corp. 144A 5.625%, 4/15/22(1)	1,070	1,081
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,540	1,525
Ziggo Bond Co. B.V. 144A 5.875%, 1/15/25(1)	950	938

		58,113

Consumer Discretionary—9.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,054	1,992
Asbury Automotive Group, Inc. 6.000%, 12/15/24	340	350
Boyd Gaming Corp. 6.000%, 8/15/26	1,510	1,548
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	158	169
Century Communities, Inc. 6.875%, 5/15/22	1,680	1,709
5.875%, 7/15/25	1,598	1,518
Dana, Inc. 6.000%, 9/15/23	740	758
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	680	599
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,045	1,058
6.000%, 9/15/26	660	670
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	1,560	1,609
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	565	578
General Motors Financial Co., Inc. 3.250%, 1/5/23	785	770
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	630	662
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	670	695
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	340	369
Lennar Corp. 5.875%, 11/15/24	1,255	1,340
MGM Resorts International
6.750%, 10/1/20	1,190	1,248
7.750%, 3/15/22	1,140	1,260
Motors Liquidation Co. Escrow
8.375%, 7/15/33(2)	36,800	—
7.200%, 1/15/49(2)	17,182	—
New Home Co., Inc. (The) 7.250%, 4/1/22	1,075	967
New Red Finance, Inc.
144A 4.625%, 1/15/22(1)	620	623
144A 5.000%, 10/15/25(1)	1,565	1,546
Penske Automotive Group, Inc.
5.375%, 12/1/24	915	910
Sears Holdings Corp. 8.000%, 12/15/19(3)	3,561	116

See Notes to Schedule of Investments

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Consumer Discretionary—continued
Shea Homes LP 144A 5.875%, 4/1/23(1)	$1,665	$1,640
Stars Group Holdings B.V. 144A 7.000%, 7/15/26(1)	520	542
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	935	934
TRI Pointe Group, Inc.
4.875%, 7/1/21	1,681	1,683
5.875%, 6/15/24	3,050	3,061
5.250%, 6/1/27	730	672
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	820	797

		32,393

Consumer Staples—5.9%
Albertsons Cos. LLC 6.625%, 6/15/24	935	944
Anheuser-Busch InBev Finance, Inc. 3.300%, 2/1/23	3,365	3,414
Constellation Brands, Inc. 4.250%, 5/1/23	3,174	3,327
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,360	2,307
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,665	1,706
Kraft Heinz Foods Co. 5.375%, 2/10/20	350	357
New Albertson’s, Inc. 7.450%, 8/1/29	1,010	894
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	3,265	3,298
144A 5.875%, 9/30/27(1)	890	897
Post Holdings, Inc. 144A 8.000%, 7/15/25(1)	825	881
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,741	1,782

		19,807

Energy—13.6%
Apergy Corp. 6.375%, 5/1/26	770	780
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	1,030	990
California Resources Corp. 144A 8.000%, 12/15/22(1)	4,913	3,858
Chesapeake Energy Corp.
7.000%, 10/1/24	825	823
8.000%, 1/15/25	1,740	1,775
8.000%, 6/15/27	2,090	2,059
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	405	394
Crestwood Midstream Partners LP 5.750%, 4/1/25	806	826
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	1,440	1,390
Diamondback Energy, Inc. 5.375%, 5/31/25	1,783	1,861
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	820	842
Ensco plc 8.000%, 1/31/24	1,478	1,349

	Par Value	Value
Energy—continued
5.750%, 10/1/44	$1,830	$1,176
Enviva Partners LP 8.500%, 11/1/21	500	521
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(4)	237	234
Halcon Resources Corp. 6.750%, 2/15/25	2,750	1,650
Hilcorp Energy I LP
144A 5.750%, 10/1/25(1)	3,330	3,272
144A 6.250%, 11/1/28(1)	1,855	1,860
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,740	1,446
MEG Energy Corp.
144A 6.375%, 1/30/23(1)	1,635	1,512
144A 6.500%, 1/15/25(1)	1,860	1,832
Montage Resources Corp. 8.875%, 7/15/23	1,205	1,148
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	198
Oceaneering International, Inc.
4.650%, 11/15/24	525	484
6.000%, 2/1/28	2,380	2,261
Petrobras Global Finance B.V. 7.375%, 1/17/27	935	1,032
Pride International LLC 7.875%, 8/15/40	1,400	1,120
Range Resources Corp. 5.875%, 7/1/22	905	914
Rowan Cos., Inc.
4.875%, 6/1/22	2,690	2,492
5.850%, 1/15/44	880	563
SandRidge Energy, Inc. 8.125%, 10/15/22(2)	1,935	—
Shelf Drilling Holdings Ltd. 8.250%, (1)	855	810
Sunoco LP 4.875%, 1/15/23	887	901
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,128	1,142
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	1,288	1,322
USA Compression Partners LP 6.875%, 4/1/26	940	961

		45,798

Financials—12.1%
Ally Financial, Inc.
7.500%, 9/15/20	3,755	3,980
4.250%, 4/15/21	4,030	4,080
Altice Finco S.A. 144A 8.125%, 1/15/24(1)	530	537
Credit Acceptance Corp.
7.375%, 3/15/23	690	717
144A 6.625%, 3/15/26(1)	2,705	2,745
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	466	493
Ditech Holding Corp. 9.000%, 12/31/24(3)(4)	1,687	17
Jefferies Finance LLC 144A 7.375%, 4/1/20(1)	1,035	1,035
KCA Deutag UK Finance plc 144A 9.875%, 4/1/22(1)	1,600	1,376

See Notes to Schedule of Investments

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP
144A 5.250%, 3/15/22(1)	$345	$350
144A 5.250%, 10/1/25(1)	1,220	1,180
MGIC Investment Corp. 5.750%, 8/15/23	1,415	1,495
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,095	2,158
144A 9.125%, 7/15/26(1)	2,285	2,319
Nationstar Mortgage LLC 6.500%, 7/1/21	1,671	1,671
Navient Corp. 8.000%, 3/25/20	2,545	2,647
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	1,605	1,501
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,121	1,930
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,485	3,494
144A 5.250%, 1/15/28(1)	1,245	1,166
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	2,505	2,336
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	2,235	2,191
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,210	1,248

		40,666

Health Care—7.7%
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	1,545	1,552
144A 5.875%, 5/15/23(1)	2,450	2,475
144A 9.000%, 12/15/25(1)	2,153	2,339
Centene Corp. 5.625%, 2/15/21	1,495	1,517
DaVita, Inc.
5.750%, 8/15/22	1,405	1,431
5.000%, 5/1/25	3,500	3,354
HCA Healthcare, Inc. 6.250%, 2/15/21	2,415	2,538
HCA, Inc.
6.500%, 2/15/20	1,115	1,148
5.875%, 3/15/22	3,005	3,228
7.500%, 11/15/95	455	463
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	1,060	1,085
Teleflex, Inc. 5.250%, 6/15/24	708	724
Tenet Healthcare Corp. 4.750%, 6/1/20	360	365
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23	1,645	1,468
6.000%, 4/15/24	525	527
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,185	1,226
144A 5.375%, 8/15/26(1)	340	356

		25,796

Industrials—7.1%
AECOM 5.875%, 10/15/24	725	764

	Par Value	Value
Industrials—continued
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	$ 543	$ 547
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,705	1,701
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	625	650
144A 4.875%, 11/1/25(1)	735	698
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	805	830
Cimpress NV 144A 7.000%, 6/15/26(1)	3,307	3,183
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	3,030	3,498
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	770	802
Hulk Finance Corp. 144A 7.000%, 6/1/26(1)	860	815
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,135	1,138
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,680	1,661
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	835	845
Matthews International Corp. 144A 5.250%, 12/1/25(1)	1,065	1,022
TMS International Corp. 144A 7.250%, 8/15/25(1)	843	817
TransDigm UK Holdings plc 144A 6.875%, 5/15/26(1)	1,000	995
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	2,472	2,597
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	653
WESCO Distribution, Inc. 5.375%, 6/15/24	720	729

		23,945

Information Technology—4.5%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	3,390	3,466
144A 5.375%, 8/1/22(1)	1,610	1,631
Dell International LLC 144A 7.125%, 6/15/24(1)	2,060	2,184
Dell, Inc. 6.500%, 4/15/38	867	830
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	1,480	1,462
144A 8.375%, 8/15/22(1)	1,780	1,605
Nuance Communications, Inc. 6.000%, 7/1/24	1,450	1,489
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	569	575
Xerox Corp. 4.125%, 3/15/23	1,835	1,788

		15,030

Materials—5.3%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	3,420	3,424
Berry Global, Inc. 6.000%, 10/15/22	610	628

See Notes to Schedule of Investments

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Materials—continued
Big River Steel LLC 144A 7.250%, 9/1/25(1)	$ 875	$ 915
Blue Cube Spinco LLC 9.750%, 10/15/23	1,318	1,466
Chemours Co. (The) 7.000%, 5/15/25	760	800
First Quantum Minerals Ltd.
144A 7.000%, 2/15/21(1)	421	428
144A 7.250%, 5/15/22(1)	1,565	1,575
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,290	1,276
6.875%, 2/15/23	2,350	2,491
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,875	1,905
Starfruit Finco B.V. 144A 8.000%, 10/1/26(1)	775	783
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,070	1,033
144A 6.500%, 3/15/27(1)	850	856
Valvoline, Inc. 5.500%, 7/15/24	322	328

		17,908

Real Estate—3.0%
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,037	3,022
iStar, Inc. 4.625%, 9/15/20	1,105	1,117
SBA Communications Corp. 4.000%, 10/1/22	3,526	3,539
Starwood Property Trust, Inc. 5.000%, 12/15/21	2,513	2,582

		10,260

Utilities—1.0%
AmeriGas Partners LP 5.750%, 5/20/27	1,080	1,067
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	980	797
NRG Energy, Inc. 7.250%, 5/15/26	1,325	1,458

		3,322
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $294,231)		293,038
LEVERAGED LOANS—6.6%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.499%, 4/28/23	1,024	1,004

Chemicals—0.5%
Axalta Coating Systems US Holdings, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 4.351%, 6/1/24	1,696	1,657

	Par Value	Value
Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.742%, 4/7/25	$ 347	$ 336

Energy—0.3%
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 10.000%, 3/6/23	959	940

Financial—1.0%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.601%, 4/3/24	1,325	1,288
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 0.000%, 6/30/22(3)	1,600	1,088
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.486%, 12/7/20	891	887

		3,263

Food / Tobacco—0.9%
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 2/16/24	1,695	1,668
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.984%, 10/30/22	1,372	1,361

		3,029

Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (1 month LIBOR + 3.000%) 5.479%, 6/22/23	1,022	1,012

Gaming / Leisure—0.7%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.875%, 4/17/24	881	872
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 10/25/23(5)	1,685	1,681

		2,553

Healthcare—0.5%
HCA, Inc. Tranche B-11 (1 month LIBOR + 1.750%) 4.249%, 3/17/23	1,676	1,674

Information Technology—0.5%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.500%, 9/7/23	1,702	1,681

Media / Telecom - Cable/Wireless Video—0.8%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 4/30/25(5)	1,691	1,678
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (1 month LIBOR + 3.500%) 5.984%, 1/7/22	1,005	994

		2,672

See Notes to Schedule of Investments

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Media / Telecom - Diversified Media—0.2%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.749%, 3/24/25	$ 917	$ 903

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 1/31/25	1,318	1,291

Service—0.1%
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.999%, 4/26/24	244	243

TOTAL LEVERAGED LOANS (Identified Cost $22,852)		22,258

	Shares
CONVERTIBLE PREFERRED STOCK—0.0%
Financials—0.0%
Ditech Holding Corp.(6)	807	—(7)

TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $928)		—(7)

PREFERRED STOCK—0.3%
Financials—0.3%
GMAC Capital Trust I Series 2, 8.469%	42,810	1,115

TOTAL PREFERRED STOCK (Identified Cost $1,070)		1,115

COMMON STOCKS—0.2%
Consumer Discretionary—0.2%
General Motors Co.	13,859	514

Energy—0.0%
Templar Energy LLC Class A(4)(6)	159,460	50

TOTAL COMMON STOCKS (Identified Cost $5,956)		564

WARRANTS—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	3,760	—(7)
SandRidge Energy, Inc.(6)	1,583	—(7)

		—(7)

TOTAL WARRANTS (Identified Cost $0)		—(7)

TOTAL LONG-TERM INVESTMENTS—94.2% (Identified Cost $325,037)		316,975

	Shares	Value
SHORT-TERM INVESTMENT—4.4%
Money Market Mutual Fund—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(8)	14,708,771	$ 14,709
TOTAL SHORT-TERM INVESTMENT (Identified Cost $14,709)		14,709
TOTAL INVESTMENTS—98.6% (Identified Cost $339,746)		$331,684
Other assets and liabilities, net—1.4%		4,758

NET ASSETS—100.0%		$336,442

Abbreviations:

LIBOR  London Interbank Offered Rate

LLC      Limited Liability Company

LP        Limited Partnership

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $143,046 or 42.5% of net assets.

(2)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	This loan will settle after March 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(6)	Non-income producing.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†

United States	81%
Canada	5
Netherlands	5
Luxembourg	4
United Kingdom	2
Cayman Islands	1
Ireland	1
Other	1

Total Investments	100%

† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds And Notes	$293,038	$—	$292,787	$251
Leveraged Loans	22,258	—	22,258	—
Equity Securities:
Common Stocks	564	514	—	50
Preferred Stock	1,115	1,115	—	—
Warrants	—(1)	—(1)	—	—
Convertible Preferred Stock	—(1)	—	—(1)	—
Money Market Mutual Fund	14,709	14,709	—	—

Total Investments	$331,684	$16,338	$315,045	$301

(1)	Amount is less than $500.

Securities held by the Fund with an end of period value of $17 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.

See Notes to Schedule of Investments

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—88.3%
Communication Services—18.9%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$1,465	$1,498
Altice France S.A. 144A 8.125%, 2/1/27(1)	965	975
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,535
144A 6.875%, 9/15/27(1)	800	802
CCO Holdings LLC
5.250%, 9/30/22	405	413
5.750%, 9/1/23	2,485	2,535
5.750%, 1/15/24	1,910	1,960
144A 5.750%, 2/15/26(1)	2,165	2,268
144A 5.875%, 5/1/27(1)	1,460	1,515
CenturyLink, Inc.
6.750%, 12/1/23	1,850	1,931
Cincinnati Bell, Inc.
144A 7.000%, 7/15/24(1)	1,285	1,183
144A 8.000%, 10/15/25(1)	2,010	1,834
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,079
CSC Holdings LLC
5.250%, 6/1/24	770	782
144A 7.750%, 7/15/25(1)	720	772
144A 6.625%, 10/15/25(1)	1,125	1,192
144A 5.500%, 4/15/27(1)	1,465	1,496
144A 6.500%, 2/1/29(1)	735	782
DISH DBS Corp.
5.125%, 5/1/20	1,010	1,016
6.750%, 6/1/21	1,150	1,186
7.750%, 7/1/26	2,385	2,075
Intelsat Jackson Holdings S.A.
144A 9.500%, 9/30/22(1)	1,050	1,207
144A 8.000%, 2/15/24(1)	1,290	1,345
Lamar Media Corp. 5.375%, 1/15/24	1,455	1,491
Level 3 Financing, Inc.
6.125%, 1/15/21	1,685	1,698
5.375%, 8/15/22	1,330	1,337
5.125%, 5/1/23	620	625
5.375%, 5/1/25	755	764
Level 3 Parent LLC 5.750%, 12/1/22	885	894
Netflix, Inc. 5.875%, 2/15/25	2,330	2,518
Quebecor Media, Inc. 5.750%, 1/15/23	463	483
Qwest Capital Funding, Inc.
6.875%, 7/15/28	365	330
7.750%, 2/15/31	400	361
Sprint Capital Corp.
6.875%,11/15/28	1,405	1,351
8.750%, 3/15/32	735	775
Sprint Communications, Inc.
11.500%, 11/15/21	1,550	1,794
9.250%, 4/15/22	280	327
Sprint Corp. 7.875%, 9/15/23	935	982
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,600	1,568
T-Mobile USA, Inc. 6.000%, 4/15/24	2,265	2,361

	Par Value	Value
Communication Services—continued
5.375%, 4/15/27	$885	$915
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	775	752
Viacom, Inc. 6.250%, 2/28/57	830	832
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	483
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,258	1,271
144A 5.000%, 8/1/23(1)	600	610
144A 5.500%, 4/15/26(1)	405	416
Zayo Group LLC 6.375%, 5/15/25	495	497
Zayo Group LLC / Zayo Capital, Inc. 144A 5.750%, 1/15/27(1)	500	499
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,305	1,292
Ziggo Bond Co. B.V. 144A 5.875%, 1/15/25(1)	815	805

		59,412

Consumer Discretionary—11.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,030	1,969
Asbury Automotive Group, Inc. 6.000%, 12/15/24	600	617
Boyd Gaming Corp. 6.000%, 8/15/26	1,495	1,532
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	171	183
Century Communities, Inc.
6.875%, 5/15/22	1,565	1,592
5.875%, 7/15/25	1,580	1,501
Dana, Inc. 6.000%, 9/15/23	725	743
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	680	599
Eldorado Resorts, Inc.
6.000%, 4/1/25	985	997
6.000%, 9/15/26	620	629
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	1,465	1,511
frontdoor, Inc. 144A
6.750%, 8/15/26(1)	540	552
General Motors Financial Co., Inc. 3.250%, 1/5/23	775	760
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	600	630
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	491	498
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	625	649
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	786
Lennar Corp.
5.875%, 11/15/24	1,391	1,485
5.000%, 6/15/27	440	441
MGM Resorts International
7.750%, 3/15/22	1,080	1,193
6.000%, 3/15/23	915	965
New Home Co., Inc. (The) 7.250%, 4/1/22	1,060	954

See Notes to Schedule of Investments

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Consumer Discretionary—continued
New Red Finance, Inc.
144A 4.625%, 1/15/22(1)	$610	$613
144A 5.000%, 10/15/25(1)	1,545	1,526
Penske Automotive Group, Inc. 5.375%, 12/1/24	910	906
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,544
5.500%, 3/1/26	1,000	1,033
7.875%, 6/15/32	400	450
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,729
144A 6.125%, 4/1/25(1)	440	419
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	949
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	820	819
TRI Pointe Group, Inc.
4.875%, 7/1/21	1,540	1,542
5.875%, 6/15/24	2,840	2,851
5.250%, 6/1/27	680	626
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	780	759

		36,552

Consumer Staples—5.6%
Albertsons Cos. LLC 6.625%, 6/15/24	910	919
Anheuser-Busch InBev Finance, Inc. 3.300%, 2/1/23	3,090	3,135
Constellation Brands, Inc. 4.250%, 5/1/23	2,988	3,132
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,525	2,468
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,520	1,558
Kraft Heinz Foods Co. 5.375%, 2/10/20	329	336
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	3,035	3,065
144A 5.875%, 9/30/27(1)	890	897
US Foods, Inc. 144A 5.875%, 6/15/24(1)	2,045	2,094

		17,604

Energy—11.4%
Apergy Corp. 6.375%, 5/1/26	747	756
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	945	908
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	560	632
Chesapeake Energy Corp. 8.000%, 1/15/25	2,975	3,035
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	375	364
Crestwood Midstream Partners LP 5.750%, 4/1/25	755	774
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	1,315	1,269
Diamondback Energy, Inc. 5.375%, 5/31/25	1,703	1,778

	Par Value	Value
Energy—continued
144A 4.750%, 11/1/24(1)	$175	$179
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	760	781
Ensco plc
8.000%, 1/31/24	1,375	1,255
5.750%, 10/1/44	1,687	1,084
Enviva Partners LP 8.500%, 11/1/21	520	542
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	253	250
Hilcorp Energy I LP
144A 5.750%, 10/1/25(1)	3,095	3,041
144A 6.250%, 11/1/28(1)	1,445	1,449
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	909	756
MEG Energy Corp.
144A 6.375%, 1/30/23(1)	1,615	1,494
144A 6.500%, 1/15/25(1)	1,836	1,808
Montage Resources Corp. 8.875%, 7/15/23	813	774
Murphy Oil Corp. 6.875%, 8/15/24	1,285	1,361
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	198
Oceaneering International, Inc.
4.650%, 11/15/24	520	480
6.000%, 2/1/28	2,404	2,284
Petrobras Global Finance B.V. 7.375%, 1/17/27	810	894
Pride International LLC 7.875%, 8/15/40	1,370	1,096
Range Resources Corp.
5.750%, 6/1/21	809	821
5.875%, 7/1/22	995	1,005
Sunoco LP 4.875%, 1/15/23	897	911
Tallgrass Energy Partners LP 144A 5.500%, 9/15/24(1)	579	593
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,111	1,125
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	1,272	1,305
USA Compression Partners LP 6.875%, 4/1/26	878	898

		35,900

Financials—11.4%
Ally Financial, Inc.
7.500%, 9/15/20	2,750	2,915
4.250%, 4/15/21	2,970	3,007
Credit Acceptance Corp.
7.375%, 3/15/23	645	670
144A 6.625%, 3/15/26(1)	2,480	2,517
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	435	461
Icahn Enterprises LP 6.000%, 8/1/20	1,000	1,010
ILFC E-Capital Trust I 144A 4.570%, 12/21/65(1)(3)	2,390	1,888
Jefferies Finance LLC 144A 7.375%, 4/1/20(1)	975	975

See Notes to Schedule of Investments

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP
144A 5.250%, 3/15/22(1)	$ 315	$ 320
144A 5.250%, 10/1/25(1)	1,195	1,156
MGIC Investment Corp. 5.750%, 8/15/23	980	1,035
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,010	2,070
144A 9.125%, 7/15/26(1)	2,245	2,279
Nationstar Mortgage LLC 6.500%, 7/1/21	1,585	1,585
Navient Corp. 8.000%, 3/25/20	1,410	1,467
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,020	1,838
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,315	3,323
144A 5.250%, 1/15/28(1)	1,250	1,170
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	587	635
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	2,785	2,597
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	1,720	1,686
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,315	1,356

		35,960

Health Care—8.4%
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	1,545	1,552
144A 5.875%, 5/15/23(1)	2,285	2,308
144A 7.000%, 3/15/24(1)	900	952
144A 9.000%, 12/15/25(1)	1,252	1,360
Centene Corp.
5.625%, 2/15/21	1,475	1,497
6.125%, 2/15/24	590	618
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	934
DaVita, Inc.
5.750%, 8/15/22	1,310	1,335
5.000%, 5/1/25	3,255	3,119
HCA Healthcare, Inc. 6.250%, 2/15/21	1,525	1,602
HCA, Inc.
5.875%, 3/15/22	2,820	3,030
7.500%, 11/15/95	455	463
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	995	1,018
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,058
Quintiles IMS, Inc. 144A 4.875%, 5/15/23(1)	1,060	1,079
Teleflex, Inc. 5.250%, 6/15/24	699	715
Tenet Healthcare Corp. 4.750%, 6/1/20	345	349
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23	1,570	1,401
6.000%, 4/15/24	550	552
WellCare Health Plans, Inc. 5.250%, 4/1/25	1,105	1,144

	Par Value	Value
Health Care—continued
144A 5.375%, 8/15/26(1)	$ 320	$ 335

		26,421

Industrials—6.7%
AECOM 5.875%, 10/15/24	1,405	1,481
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	490	494
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,565	1,561
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	600	624
144A 4.875%, 11/1/25(1)	690	656
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	750	773
Cimpress NV 144A 7.000%, 6/15/26(1)	1,805	1,737
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	2,877	3,321
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,115	1,118
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,560	1,542
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	780	790
Matthews International Corp. 144A 5.250%, 12/1/25(1)	995	955
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	645	657
Sensata Technologies B.V. 144A 5.000%, 10/1/25(1)	470	482
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	504
TransDigm UK Holdings plc 144A 6.875%, 5/15/26(1)	925	920
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,527	1,603
USG Corp. 144A 5.500%, 3/1/25(1)	640	650
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	625
WESCO Distribution, Inc. 5.375%, 6/15/24	700	709

		21,202

Information Technology—5.6%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	2,020	2,065
144A 5.375%, 8/1/22(1)	1,845	1,869
CDK Global, Inc. 5.875%, 6/15/26	570	596
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	940	914
Dell International LLC 144A 7.125%, 6/15/24(1)	2,255	2,391
Dell, Inc. 6.500%, 4/15/38	890	852
Gartner, Inc. 144A 5.125%, 4/1/25(1)	655	662
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(1)	2,360	2,331

See Notes to Schedule of Investments

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Information Technology—continued
144A 8.375%, 8/15/22(1)	$1,740	$ 1,569
MSCI, Inc. 144A 5.250%, 11/15/24(1)	780	807
Nuance Communications, Inc. 6.000%, 7/1/24	1,452	1,492
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	521	526
Xerox Corp. 4.125%, 3/15/23	1,546	1,506

		17,580

Materials—5.4%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	3,035	3,039
Berry Global, Inc. 6.000%, 10/15/22	600	618
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	925
Blue Cube Spinco LLC 9.750%, 10/15/23	1,150	1,279
Chemours Co. (The) 7.000%, 5/15/25	735	773
First Quantum Minerals Ltd.
144A 7.000%, 2/15/21(1)	403	410
144A 7.250%, 5/15/22(1)	1,535	1,545
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,222	1,208
6.875%, 2/15/23	1,445	1,532
Kaiser Aluminum Corp. 5.875%, 5/15/24	934	960
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	1,019
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,019
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	965
144A 6.500%, 3/15/27(1)	780	786
Valvoline, Inc. 5.500%, 7/15/24	922	938

		17,016

Real Estate—2.6%
Equinix, Inc. 5.875%, 1/15/26	725	764
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	2,955	2,940
SBA Communications Corp.
4.000%, 10/1/22	2,036	2,043
4.875%, 9/1/24	905	914
Starwood Property Trust, Inc. 5.000%, 12/15/21	1,660	1,706

		8,367

Utilities—0.7%
NRG Energy, Inc. 7.250%, 5/15/26	1,885	2,074
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $275,341)		278,088

	Par Value	Value
LEVERAGED LOANS—5.9%

Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.499%, 4/28/23	$1,034	$ 1,013

Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.173%, 4/7/25	347	336

Energy—0.7%
California Resources Corp. (1 month LIBOR + 10.375%) 12.871%, 12/31/21	1,195	1,259
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 10.000%, 3/6/23	1,043	1,022

		2,281

Financial—1.0%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.601%, 4/3/24	1,239	1,205
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 0.000%, 6/30/22(4)	1,609	1,094
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.486%, 12/7/20	891	886

		3,185

Food / Tobacco—0.6%
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.984%, 10/30/22	1,690	1,677

Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (1 month LIBOR + 3.000%) 5.479%, 6/22/23	1,032	1,022

Gaming / Leisure—0.3%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.875%, 4/17/24	868	859

Healthcare—0.5%
HCA, Inc. Tranche B-11 (1 month LIBOR + 1.750%) 4.243%, 3/17/23	1,541	1,539

Media / Telecom - Cable/Wireless Video—0.8%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 4/30/25(5)(6)	1,551	1,539
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (1 month LIBOR + 3.500%) 5.984%, 1/7/22	1,025	1,014

		2,553

Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.749%, 3/24/25	926	912

See Notes to Schedule of Investments

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 1/31/25	$1,299	$ 1,272

Service—0.6%
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 4.999%, 12/7/23	1,568	1,558
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.993%, 4/26/24	238	238

		1,796
TOTAL LEVERAGED LOANS (Identified Cost $19,058)		18,445
	Shares
COMMON STOCK—0.0%
Energy—0.0%
Templar Energy LLC Class A(2)(7)	134,055	42
TOTAL COMMON STOCK (Identified Cost $4,781)		42
TOTAL LONG-TERM INVESTMENTS—94.2% (Identified Cost $299,180)		296,575
SHORT-TERM INVESTMENT—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(8)	4,012,784	4,013
TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,013)		4,013
TOTAL INVESTMENTS—95.5% (Identified Cost $303,193)		$300,588
Other assets and liabilities, net—4.5%		14,305

NET ASSETS—100.0%		$314,893

Abbreviations:

LIBOR   London Interbank Offered Rate

LLC       Limited Liability Company

LP         Limited Partnership

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $132,670 or 42.1% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	This loan will settle after March 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(6)	All or a portion segregated as collateral for a delayed delivery transaction.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	83%
Canada	6
Netherlands	4
Luxembourg	3
United Kingdom	1
Cayman Islands	1
Ireland	1
Other	1
Total Investments	100%
† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds And Notes	$278,088	$ —	$277,838	$250
Leveraged Loans	18,445	—	18,445	—
Equity Securities:
Common Stock	42	—	—	42
Money Market Mutual Fund	4,013	4,013	—	—

Total Investments	$300,588	$4,013	$296,283	$292

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.

See Notes to Schedule of Investments

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —96.3%
Alabama—0.5%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,743

Alaska—4.0%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-Refunded 9/1/19 @ 100) 6.000%, 9/1/28(2)	5,650	5,754
Goosecreek Correctional Revenue (AGC Insured) (Pre-Refunded 9/1/19 @ 100) 6.000%, 9/1/32	7,250	7,384

		13,138

Arizona—1.1%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 12/1/32(2)	3,020	3,512

California—18.9%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/35	5,725	6,983
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 2.208%, 4/1/38(2)(3)	3,825	3,830
California, State of,
General Obligation 6.500%, 4/1/33	11,230	11,240
General Obligation 5.000%, 4/1/33	3,000	3,717
General Obligation 5.000%, 4/1/36	5,000	5,652
General Obligation 5.000%, 4/1/37	4,000	4,517
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,360
Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5.000%, 7/1/37	1,500	1,823
Sales Tax Revenue 5.000%, 7/1/38	1,000	1,212
Sales Tax Revenue 5.000%, 7/1/39	2,750	3,322
Los Angeles Department of Water Revenue
5.000%, 7/1/34(2)	2,645	3,107
5.000%, 7/1/36(2)	2,000	2,329
San Juan Unified School District,
General Obligation 4.000%, 8/1/30	3,000	3,405
General Obligation 4.000%, 8/1/31	2,000	2,244
Santa Clara Unified School District, General Obligation 4.000%, 7/1/48	4,000	4,230
Santa Monica-Malibu Unified School District,
General Obligation 5.000%, 8/1/39	400	449

	Par Value	Value
California—continued
General Obligation 5.000%, 8/1/43	$ 1,500	$ 1,681

		62,101

District of Columbia—3.5%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,391
District of Columbia Revenue 5.500%, 12/1/30	8,000	8,208

		11,599

Florida—3.3%
Miami-Dade County Water & Sewer System Revenue
5.000%, 10/1/32	6,100	7,066
5.000%, 10/1/33	2,650	3,053
Orange County Health Facilities Authority, Orlando Health Revenue 5.000%, 10/1/24	500	569

		10,688

Georgia—3.2%
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/35	2,585	3,099
Fulton County Development Authority, Georgia Tech Athletic Association Revenue 5.000%, 6/15/44	1,100	1,312
Georgia, State of, General Obligation 5.000%, 7/1/30	5,000	6,255

		10,666

Hawaii—1.6%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29(2)	60	67
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29(2)	160	179
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	4,495	5,020

		5,266

Illinois—4.9%
Chicago O’Hare International Airport,
Passenger Facilities Charge Revenue 5.000%, 1/1/25	2,420	2,623
Passenger Facilities Charge Revenue 4.000%, 1/1/27	2,730	2,838
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/25	3,000	3,251
Senior Lien 5.000%, 1/1/26	2,000	2,349
Cook County, Sales Tax Revenue 4.000%, 11/15/37	3,000	3,182
University of Illinois Revenue (Pre-Refunded 4/1/19 @ 100) 5.750%, 4/1/38(2)	2,000	2,000

		16,243

See Notes to Schedule of Investments

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Indiana—4.3%
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 2/1/34	$ 1,000	$1,223
5.000%, 2/1/35	1,000	1,219
5.000%, 2/1/36	1,750	2,124
5.000%, 2/1/37	2,000	2,417
5.250%, 2/1/39	1,500	1,832
5.000%, 2/1/49	4,500	5,293

		14,108

Louisiana—0.3%
New Orleans Aviation Board, General Airport North Terminal Project Revenue 5.000%, 1/1/35	760	863

Maryland—10.1%
Anne Arundel County, General Obligation 5.000%, 10/1/30	3,615	4,351
Baltimore County, General Obligation 4.000%, 3/1/35	11,400	12,738
Maryland, State of, General Obligation (Pre-Refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,585
Montgomery County, General Obligation 5.000%, 11/1/27	5,000	5,842
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	3,000	3,660

		33,176

Massachusetts—6.0%
Commonwealth of Massachusetts,
General Obligation 5.000%, 7/1/35	1,590	1,929
General Obligation 5.000%, 7/1/37	1,500	1,806
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 8/15/36	5,000	5,780
Massachusetts State College Building Authority Revenue (ST INTERCEPT Insured) 5.000%, 5/1/34	3,545	4,007
University of Massachusetts Building Authority Revenue 5.000%, 5/1/36	2,250	2,749
5.000%, 5/1/37	2,770	3,370

		19,641

Minnesota—0.7%
Hennepin County, General Obligation 5.000%, 12/1/25	2,000	2,415

Missouri—0.5%
Metropolitan St. Louis Sewer District Revenue 5.000%, 5/1/35	1,500	1,735

	Par Value	Value
New York—7.7%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	$11,400	$12,368
New York State Dormitory Authority,
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/32	3,000	3,551
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/33	1,000	1,177
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,878
Sales Tax Revenue 5.000%, 3/15/31	3,300	4,096
New York, City of, General Obligation 5.000%, 8/1/26	1,000	1,219

		25,289

North Carolina—0.9%
Charlotte, City of, Water & Sewer System Revenue 1.460%, 7/1/36	3,000	3,000

Ohio—2.8%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	9,107

Oregon—3.1%
Oregon, State of, General Obligation 5.000%, 5/1/31	1,000	1,253
Portland, Port of, Airport Revenue 5.000%, 7/1/26	750	890
5.000%, 7/1/30(2)	1,000	1,175
Salem-Keizer School District No. 24J,
General Obligation (SCH BD GTY Insured) 5.000%, 6/15/30	460	571
General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	4,000	4,928
Washington County School District No 1 West Union,
General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,208

		10,025

Pennsylvania—2.4%
Delaware River Port Authority, Toll Highway Revenue 5.000%, 1/1/25	2,250	2,635
Philadelphia, City of, Airport Revenue 5.000%, 7/1/22	1,765	1,932
5.000%, 7/1/23	2,000	2,241
5.000%, 7/1/27	1,000	1,200

		8,008

Texas—5.2%
Bexar County Hospital District,
General Obligation 5.000%, 2/15/32	1,000	1,212
General Obligation 5.000%, 2/15/33	1,000	1,206
General Obligation 5.000%, 2/15/34	750	899
Lower Colorado River Authority Revenue 5.000%, 5/15/32	1,500	1,837

See Notes to Schedule of Investments

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Texas—continued
5.000%, 5/15/33	$ 2,000	$ 2,440
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,206
Travis County, General Obligation 5.000%, 3/1/29	1,750	2,211
University of Texas System Revenue 1.460%, 7/1/38(2)	6,000	6,000

		17,011

Virginia—1.7%
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,679

Washington—8.1%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,887
5.000%, 7/1/34	8,000	9,186
Washington, State of,
General Obligation 5.000%, 2/1/30	5,000	5,941
General Obligation (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/24	8,880	9,591

		26,605

Wisconsin—1.5%
Wisconsin, State of, General Obligation 5.000%, 5/1/33	4,235	4,877
TOTAL MUNICIPAL BONDS (Identified Cost $309,855)		316,495
TOTAL LONG-TERM INVESTMENTS—96.3%
(Identified Cost $309,855)		316,495

	Shares	Value
SHORT-TERM INVESTMENT—10.2%
Money Market Mutual Fund—10.2%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%)(4)	33,663,324	$33,663

TOTAL SHORT-TERM INVESTMENT (Identified Cost $33,663)		33,663

TOTAL INVESTMENTS—106.5% (Identified Cost $343,518)		$350,158
Other assets and liabilities, net—(6.5)%		(21,288)

NET ASSETS—100.0%		$328,870

Abbreviations:
AGC Assured Guaranty Corp.
SCH BD GTY School Bond Guaranty

Footnote Legend:

(1)	At March 31, 2019, 8.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	All or a portion segregated as collateral for a delayed delivery transaction.
(3)

Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$316,495	$—	$316,495
Money Market Mutual Fund	33,663	33,663	—

Total Investments	$350,158	$33,663	$316,495

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

SHORT-TERM INVESTMENT—113.3%
Money Market Mutual Fund—113.3%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%) (1)	10,658,214	$10,658

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $10,658)		10,658

TOTAL INVESTMENTS—113.3% (Identified Cost $10,658)		10,658
Other assets and liabilities, net—(13.3)%		(1,255)

NET ASSETS—100.0%		$ 9,403

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Money Market Mutual Fund	$10,658	$10,658

Total Investments	$10,658	$10,658

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—70.5%
U.S. Treasury Note
1.625%, 6/30/20	$ 104	$ 103
1.375%, 10/31/20	786	774
1.250%, 3/31/21	1,047	1,026
1.125%, 7/31/21	1,861	1,813
1.875%, 1/31/22	2,199	2,178

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,843)		5,894

MORTGAGE-BACKED SECURITIES—7.5%
Agency—2.8%
Federal National Mortgage Association Pool #AM2314 1.680%, 1/1/20	237	234

Non-Agency—4.7%
FREMF Mortgage Trust 2014-K503, B 144A 3.042%, 10/25/47(1)(2)	290	290
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A144A 3.551%, 4/10/34(1)	100	102

		392

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $628)		626

ASSET-BACKED SECURITY—1.2%
Credit Card—1.2%
Citibank Credit Card Issuance Trust 2018-A1, A1 2.490%, 1/20/23	100	100

TOTAL ASSET-BACKED SECURITY (Identified Cost $98)		100

CORPORATE BONDS AND NOTES—19.2%
Communication Services—0.6%
AT&T, Inc. (3 month LIBOR + 1.180%) 3.777%, 6/12/24(2)	48	48

Consumer Discretionary—3.7%
BMW US Capital LLC 144A 1.500%, 4/11/19(1)	111	111
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	200	200

		311

Consumer Staples—1.6%
Walmart, Inc. 2.850%, 6/23/20	135	136

Financials—6.1%
Citigroup, Inc. 2.650%, 10/26/20	76	76
Goldman Sachs Bank USA 3.200%, 6/5/20	95	96
Morgan Stanley 2.375%, 7/23/19	96	96

	Par Value	Value
Financials—continued
New York Life Global Funding 144A 3.250%, 8/6/21(1)	$ 80	$ 81
PACCAR Financial Corp. 2.800%, 3/1/21	86	86
Shell International Finance B.V. 1.375%, 9/12/19	76	75

		510

Health Care—1.4%
CVS Health Corp. (3 month LIBOR + 0.630%) 3.231%, 3/9/20(2)	116	116

Industrials—0.2%
Fortive Corp. 1.800%, 6/15/19	18	18

Materials—1.6%
Sherwin-Williams Co. (The) 2.250%, 5/15/20	132	131

Utilities—4.0%
Dominion Energy, Inc. 2.579%, 7/1/20	140	139
Emera US Finance LP 2.150%, 6/15/19	196	196

		335

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $1,604)		1,605

TOTAL LONG-TERM INVESTMENTS—98.4% (Identified Cost $8,173)		8,225

TOTAL INVESTMENTS—98.4% (Identified Cost $ 8,173)		$8,225
Other assets and liabilities, net—1.6%		134

NET ASSETS—100.0%		$8,359

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $784 or 9.4% of net assets.

(2)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$100	$100
Corporate Bonds And Notes	1,605	1,605
Mortgage-Backed Securities	626	626
U.S. Government Securities	5,894	5,894

Total Investments	$8,225	$8,225

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —90.9%
California—9.2%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 2.208%, 4/1/38(2)	$ 1,250	$1,252
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.000%, 6/1/21(3)	200	207

		1,459

Florida—5.1%
Central Florida Expressway Authority, Toll Highway Revenue, Senior Lien 5.000%, 7/1/28	200	248
Orange County Health Facilities Authority, Orlando Health Revenue 5.000%, 10/1/24	500	569

		817

Georgia—5.5%
Georgia, State of, General Obligation 5.000%, 2/1/24	750	869

Illinois—10.4%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 5.000%, 1/1/25	1,020	1,106
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/23	500	547

		1,653

Indiana—4.8%
Indianapolis Local Public Improvement Bond Bank 5.000%, 2/1/25	650	768

New York—4.7%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 8/1/22	665	739

North Carolina—7.2%
Charlotte, City of, Water & Sewer System Revenue 1.460%, 7/1/36(2)	600	600
Wake County, General Obligation 5.000%, 3/1/22	500	549

		1,149

Ohio—3.8%
Ohio, State of, General Obligation 1.500%, 8/1/21(2)(3)	600	600

Oregon—2.9%
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/23	400	455

	Par Value	Value

Pennsylvania—5.1%
Delaware River Port Authority, Toll Highway Revenue 5.000%, 1/1/25	$ 250	$293
Toll Highway Revenue (Pre-Refunded 1/1/20 @ 100) 5.000%, 1/1/28	500	513

		806

Texas—14.4%
Austin Convention Enterprises, Inc., Convention Center Hotel Revenue 5.000%, 1/1/22	300	325
North Texas Tollway Authority, Toll Highway Revenue 5.000%, 1/1/25	625	698
Toll Highway Revenue 5.000%, 1/1/26	500	557
University of Texas System Revenue 1.460%, 7/1/38(2)(3)	695	695

		2,275

Virginia—7.2%
Virginia Commonwealth Transportation Board Revenue 5.000%, 5/15/23	1,000	1,135

Washington—10.6%
Energy Northwest, Project 3 Electric Revenue 5.000%, 7/1/24	500	583
Seattle, Port of, General Obligation 5.250%, 12/1/20	1,030	1,090

		1,673

TOTAL MUNICIPAL BONDS
(Identified Cost $14,297)		14,398
TOTAL LONG-TERM INVESTMENTS—90.9%
(Identified Cost $14,297)		14,398

	Shares
SHORT-TERM INVESTMENT—16.8%

Money Market Mutual Fund—16.8%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%)(4)	2,662,292	2,662

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $2,662)		2,662

TOTAL INVESTMENTS—107.7%
(Identified Cost $16,959)		$17,060
Other assets and liabilities, net—(7.7)%		(1,216)

NET ASSETS—100.0%		$15,844

Abbreviation:
SCH BD GTY School Bond Guaranty

See Notes to Schedule of Investments

SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

Footnote Legend:

(1)  At March 31, 2019, 2.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.

(2)  Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)  All or a portion segregated as collateral for a delayed delivery transaction.

(4)  Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$14,398	$—	$14,398
Money Market Mutual Fund	2,662	2,662	—

Total Investments	$17,060	$2,662	$14,398

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—52.6%
U.S. Treasury Bond 3.375%, 11/15/48(1)	$ 33,796	$37,700
U.S. Treasury Note 1.375%, 4/30/20(2)	12,932	12,792
1.250%, 3/31/21	3,866	3,790
2.750%, 8/15/21	39,451	39,898
1.875%, 7/31/22	71,226	70,419
2.750%, 7/31/23	15,937	16,278
2.625%, 2/15/29	44,386	45,249
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $221,328)		226,126
MORTGAGE-BACKED SECURITIES—27.6%
Agency—23.1%
Federal Home Loan Mortgage Corp.
Pool#G08347 4.500%, 6/1/39	883	935
Pool #G05606 4.500%, 7/1/39	1,586	1,679
Pool #G08372 4.500%, 11/1/39	537	569
Pool #G60126 4.500%, 11/1/41	235	249
Pool #C04123 4.000%, 7/1/42	2,532	2,628
Pool #G60019 4.500%, 3/1/44	2,175	2,282
Pool #Q31645 4.000%, 2/1/45	3,106	3,217
Pool #Q35611 4.000%, 9/1/45	3,539	3,666
Pool #V81992 4.000%, 10/1/45	3,175	3,281
Pool #G60661 4.000%, 7/1/46	6,636	6,853
Pool #Q53881 4.500%, 1/1/48	3,475	3,661
Pool #Q61115 4.000%, 1/1/49	2,831	2,919
Pool #Q61677 4.000%, 2/1/49	4,212	4,352
Pool #Q61680 4.000%, 2/1/49	3,885	4,011
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KL4F, A2AS 3.683%, 10/25/25(3)	1,440	1,493
Federal Home Loan Mortgage Corp. REMIC 4101, WL 3.500%, 9/15/32	350	358
Federal National Mortgage Association
Pool #AN9721 3.600%, 7/1/27	825	854
Pool #AN9413 3.790%, 7/1/28	2,435	2,577
Pool #387885 3.640%, 8/1/28	3,465	3,600
Pool #AN9768 3.730%, 9/1/28	2,945	3,075
Pool #AN4045 3.150%, 1/1/29	2,525	2,549
Pool #AN6661 3.090%, 10/1/29	2,295	2,296

	Par Value	Value
Agency—continued
Pool #AN6391 3.110%, 10/1/29	$ 2,190	$ 2,194
Pool #AN7081 3.170%, 10/1/29	860	866
Pool #AN7145 3.030%, 12/1/29	3,400	3,394
Pool #AL7497 3.500%, 9/1/40	2,640	2,696
Pool #AW8154 3.500%, 1/1/42	1,079	1,103
Pool #AS9571 3.500%, 5/1/42	5,460	5,578
Pool #CA2629 4.000%, 11/1/43	2,342	2,414
Pool #BE5050 4.000%, 9/1/45	3,648	3,777
Pool #AZ9213 4.000%, 10/1/45	966	1,001
Pool #AS6515 4.000%, 1/1/46	1,234	1,276
Pool #BE7213 4.000%, 4/1/47	30	31
Pool #BH7587 4.500%, 8/1/47	1,578	1,665
Pool #BN4050 4.000%, 1/1/49	2,519	2,594
Pool #BN4542 4.500%, 2/1/49	777	812
Government National Mortgage Association
Pool #MA5596 4.500%, 11/20/48	6,625	6,887
Pool #MA5652 4.500%, 12/20/48	1,817	1,895
Pool #MA5712 5.000%, 1/20/49	1,474	1,543
Pool #MA5819 5.000%, 3/20/49	2,590	2,718

		99,548

Non-Agency—4.5%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(4)	1,565	1,601
Goldman Sachs Mortgage Securities Trust 2005-ROCK, A 144A 5.366%, 5/3/32(4)	1,340	1,508
2012-BWTR, B 144A 3.255%, 11/5/34(4)	2,890	2,874
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(3)(4)	2,040	2,052
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14, A4 3.787%, 2/15/47	1,875	1,938
Morgan Stanley Capital I Trust 2014-CPT, AM 144A 3.402%, 7/13/29(3)(4)	2,530	2,551
2014-150E, A 144A 3.912%, 9/9/32(4)	1,175	1,230
US 2018-USDC, A 144A
4.106%, 5/9/38(4)	2,900	3,070

See Notes to Schedule of Investments

SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	$ 2,510	$ 2,498

		19,322
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $117,586)		118,870
ASSET-BACKED SECURITIES—5.2%
Automobiles—0.6%
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 3.051%, 2/15/24(3)	2,260	2,267

Credit Card—4.1%
Cabela’s Credit Card Master Note Trust 2015-2, A2 (1 month LIBOR + 0.670%) 3.154%, 7/17/23(3)	940	944
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 3.337%, 5/15/28(3)	4,334	4,233
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.259%, 5/14/29(3)	4,000	3,963
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 3.084%, 12/15/26(3)	2,300	2,303
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(4)	3,245	3,255
World Financial Network Credit Card Master Trust 2019-A, A 3.140%, 12/15/25	2,995	3,022

		17,720

Other—0.5%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(4)	2,134	2,209
TOTAL ASSET-BACKED SECURITIES (Identified Cost $22,084)		22,196
CORPORATE BONDS AND NOTES—11.7%
Communication Services—0.7%
AT&T, Inc. 4.500%, 3/9/48	1,060	998
Comcast Corp. 4.150%, 10/15/28	631	665
4.700%, 10/15/48	958	1,043
Fox Corp. 144A 4.709%, 1/25/29(4)	389	417

		3,123

Consumer Staples—0.4%
Walmart, Inc. 3.700%, 6/26/28	1,607	1,692

Energy—2.8%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	1,287	1,178

	Par Value	Value
Energy—continued
Boardwalk Pipelines LP 4.450%, 7/15/27	$ 433	$ 423
Enterprise Products Operating LLC 5.375%, 2/15/78	1,296	1,156
Oceaneering International, Inc. 6.000%, 2/1/28	969	921
Schlumberger Holdings Corp. 144A 3.000%, 12/21/20(4)	1,726	1,733
144A 4.000%, 12/21/25(4)	1,548	1,597
Schlumberger Investment SA 144A 3.300%, 9/14/21(4)	1,309	1,324
Shell International Finance B.V. 1.750%, 9/12/21	968	949
TechnipFMC plc 3.450%, 10/1/22	243	246
Transcanada Trust 5.300%, 3/15/77	195	182
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	2,086	2,132

		11,841

Financials—5.2%
Bank of America Corp. 3.366%, 1/23/26	816	817
4.330%, 3/15/50	1,431	1,476
Citigroup, Inc. 3.980%, 3/20/30	1,709	1,739
Fifth Third Bank 2.200%, 10/30/20	1,428	1,417
JPMorgan Chase & Co. 3.207%, 4/1/23	1,100	1,107
3.540%, 5/1/28	1,115	1,117
Lazard Group LLC 4.375%, 3/11/29	1,277	1,288
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	1,113	1,138
Morgan Stanley 3.875%, 4/29/24	692	712
3.591%, 7/22/28	818	812
4.375%, 1/22/47	938	969
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(4)	1,746	1,816
PNC Bank NA 2.150%, 4/29/21	1,221	1,210
Progressive Corp. (The) Series B 5.375%, (5)	988	979
Santander UK Group Holdings plc 3.373%, 1/5/24	861	845
SunTrust Banks, Inc. 4.000%, 5/1/25	1,170	1,225
Travelers Cos., Inc. (The) 4.050%, 3/7/48	1,427	1,467
US Bank NA 2.050%, 10/23/20	1,636	1,623
Wells Fargo & Co. 3.069%, 1/24/23	444	445

		22,202

Health Care—0.7%
CVS Health Corp. 4.780%, 3/25/38	1,166	1,156

See Notes to Schedule of Investments

SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Health Care—continued
Eli Lilly & Co. 3.950%, 5/15/47	$825	$854
UnitedHealth Group, Inc. 4.450%, 12/15/48	938	1,022

		3,032

Industrials—0.8%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(4)	849	866
ERAC USA Finance LLC 144A 5.250%, 10/1/20(4)	1,149	1,185
General Dynamics Corp. 3.375%, 5/15/23	760	781
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	452	443

		3,275

Materials—0.9%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,799	2,106
Newmont Mining Corp. 6.250%, 10/1/39	1,553	1,880

		3,986

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	1,057	990
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $48,592)		50,141
TOTAL LONG-TERM INVESTMENTS—97.1% (Identified Cost $409,590)		417,333
TOTAL INVESTMENTS—97.1% (Identified Cost $409,590)		$417,333
Other assets and liabilities, net—2.9%		12,663

NET ASSETS—100.0%		$429,996

Abbreviations:

LIBOR London Interbank Offered Rate

LLC     Limited Liability Company

LP       Limited Partnership

REMIC Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(2)	All or a portion of the security is segregated as collateral for open swap contracts.
(3)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $31,420 or 7.3% of net assets.

(5)	No contractual maturity date.

Counterparties:

JPM	JPMorgan Chase Bank N.A.

Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
NZD	New Zealand Dollar
USD	United States Dollar

Forward foreign currency exchange contracts as of March 31, 2019 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	48,819	USD	12,850	JPM	04/02/19	$—	$(384)
EUR	11,449	USD	13,047	JPM	04/05/19	153	—
EUR	7,440	USD	8,459	JPM	04/30/19	41	—
USD	12,806	BRL	48,820	JPM	04/02/19	340	—
USD	4,250	AUD	6,019	JPM	04/15/19	—	(26)
USD	12,660	NZD	18,493	JPM	05/20/19	54	—
Total						$588	$(410)

See Notes to Schedule of Investments

SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

Over-the-counter credit default swaps - buy protection(1) outstanding as of March 31, 2019 were as follows:

Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/23	(26,300	) USD	$(594)	$(355)	$—	$(239)
Total							$(594)	$(355)	$—	$(239)

Footnote Legend:

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 22,196	$22,196
Corporate Bonds And Notes	50,141	50,141
Mortgage-Backed Securities	118,870	118,870
U.S. Government Securities	226,126	226,126
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	588	588

Total Assets	417,921	417,921

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(410)	(410)
Over-the-Counter Credit Default Swap	(594)	(594)

Total Liabilities	(1,004)	(1,004)

Total Investments	$416,917	$416,917

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—12.0%
Federal Agricultural Mortgage Corp.
(1 month LIBOR + 0.140%) 2.630%, 6/2/20(1)	$10,500	$ 10,520
(3 month LIBOR + 0.300%) 3.071%, 1/25/23(1)	3,000	3,022
(3 month LIBOR + 0.800%) 2.888%, 1/3/22(1)	4,400	4,397
Federal Farm Credit Banks
(1 month LIBOR + 0.080%) 2.579%, 7/13/22(1)	2,850	2,846
(1 month LIBOR + 0.080%) 2.563%, 9/6/22(1)	1,860	1,855
(1 month LIBOR + 0.090%) 2.589%, 12/13/21(1)	14,500	14,489
(1 month LIBOR + 0.550%) 3.049%, 1/26/27(1)	14,700	14,803
(1 month LIBOR + 0.600%) 3.092%, 12/8/26(1)	4,700	4,752
U.S. Treasury Bill
0.000%, 5/9/19	15,000	14,963
0.000%, 5/30/19	20,000	19,923
0.000%, 6/6/19	35,000	34,848
U.S. Treasury Note
2.250%, 3/31/20	25,000	24,962
2.500%, 2/28/21	9,500	9,538
(U.S. Treasury 3 month Bill Money Market Yield + 0.045%) 2.470%, 10/31/20(1)	10,000	9,984
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 2.473%, 10/31/19(1)	900	900
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $171,577)		171,802
MORTGAGE-BACKED SECURITIES—85.4%
Agency—85.4%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%) 4.504%, 5/1/34(1)	7,901	8,263
Pool #848736 (12 month LIBOR + 1.750%) 4.593%, 5/1/35(1)	12,038	12,595
Pool #848747 (12 month LIBOR + 1.874%) 4.510%, 7/1/36(1)	7,107	7,449
Pool #1Q1195 (12 month LIBOR + 1.619%) 4.289%, 5/1/37(1)	5,161	5,375
Pool #848796 (12 month LIBOR + 1.815%) 4.603%, 5/1/37(1)	12,657	13,275
Pool #1Q1420 (12 month LIBOR + 1.836%) 4.463%, 9/1/39(1)	6,231	6,538
Pool #2B3257 (12 month LIBOR + 1.630%) 3.138%, 10/1/44(1)	4,238	4,288
Pool #840366 (12 month LIBOR + 1.628%) 2.463%, 7/1/46(1)	5,468	5,471
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K710, A2 1.883%, 5/25/19	3,350	3,344
K711, A2 1.730%, 7/25/19	2,003	1,995
K712, A2 1.869%, 11/25/19	4,824	4,797

	Par Value	Value
Agency—continued
KP04, AG1 (1 month LIBOR + 0.220%) 2.710%, 7/25/20(1)	$46,500	$ 46,458
K714, A2 3.034%, 10/25/20(1)	1,248	1,251
K017, A2 2.873%, 12/25/21	1,948	1,959
KLH3, A (1 month LIBOR + 0.700%) 3.190%, 11/25/22(1)	7,395	7,397
KS05, A (1 month LIBOR + 0.500%) 2.990%, 1/25/23(1)	5,824	5,826
KF15, A (1 month LIBOR + 0.670%) 3.160%, 2/25/23(1)	4,463	4,467
KF22, A (1 month LIBOR + 0.500%) 2.990%, 7/25/23(1)	5,968	5,970
KF28, A (1 month LIBOR + 0.360%) 2.850%, 1/25/24(1)	11,631	11,594
KF29, A (1 month LIBOR + 0.360%) 2.850%, 2/25/24(1)	6,444	6,424
KF42, A (1 month LIBOR + 0.250%) 2.740%, 12/25/24(1)	491	486
KL3W, AFLW (1 month LIBOR + 0.450%) 2.940%, 8/25/25(1)	9,000	8,917
KL4L, ACR (1 month LIBOR + 0.500%) 2.990%, 11/25/25(1)	5,215	5,193
KF58, A (1 month LIBOR + 0.500%) 2.990%, 1/25/26(1)	29,596	29,596
X3FL, AFL (1 month LIBOR + 0.240%) 2.730%, 3/25/27(1)	916	901
KSKY, AT (1 month LIBOR + 0.440%) 2.930%, 8/25/27(1)	17,000	16,754
4203, PF (1 month LIBOR + 0.250%) 2.734%, 9/15/42(1)	14,723	14,633
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%) 2.834%, 4/15/34(1)	6,020	6,020
2796, F (1 month LIBOR + 0.500%) 2.984%, 5/15/34(1)	3,714	3,737
3136, FA (1 month LIBOR + 0.550%) 3.034%, 4/15/36(1)	12,865	12,955
4057, CF (1 month LIBOR + 0.450%) 2.934%, 4/15/39(1)	5,578	5,589
3990, GF (1 month LIBOR + 0.400%) 2.884%, 3/15/41(1)	7,075	7,093
Federal National Mortgage Association
Pool #AM7028 (1 month LIBOR + 0.240%) 2.753%, 10/1/19(1)	5,000	4,994
Pool #AM2078 1.670%, 1/1/20	10,676	10,578
Pool #465872 4.150%, 8/1/20	865	864
Pool #AL4705 2.986%, 11/1/20	1,505	1,512
2011-M1, FA (1 month LIBOR + 0.450%) 2.936%, 6/25/21(1)	18,603	18,600
Pool #AM1999 1.870%, 7/1/21	1,313	1,295
2014-M12, FA (1 month LIBOR + 0.300%) 2.781%, 10/25/21(1)	1,053	1,052
Pool #AN3539 (1 month LIBOR + 0.470%) 2.973%, 11/1/21(1)	16,712	16,704
2012-M13, A2 2.377%, 5/25/22	1,020	1,013

See Notes to Schedule of Investments

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #AM9651 (1 month LIBOR + 0.300%) 2.814%, 8/1/22(1)	$14,187	$ 14,178
Pool #AM7213 (1 month LIBOR + 0.650%) 3.164%, 8/1/22(1)	4,450	4,472
Pool #AM2292 (1 month LIBOR + 0.350%) 2.853%, 1/1/23(1)	378	378
Pool #AN3414 (1 month LIBOR + 0.600%) 3.114%, 1/1/23(1)	11,477	11,515
2016-M3, ASQ2 2.263%, 2/25/23	1,408	1,386
Pool #AN2256 (1 month LIBOR + 0.580%) 3.094%, 7/1/23(1)	17,156	17,118
Pool #AN2605 (1 month LIBOR + 0.460%) 2.974%, 8/1/23(1)	10,000	10,002
Pool #109518 (1 month LIBOR + 0.320%) 2.834%, 9/1/23(1)	17,020	17,005
Pool #109522 (1 month LIBOR + 0.320%) 2.834%, 9/1/23(1)	31,700	31,673
Pool #109523 (1 month LIBOR + 0.320%) 2.834%, 9/1/23(1)	21,760	21,741
Pool #AN1582 (1 month LIBOR + 0.440%) 2.954%, 9/1/23(1)	14,525	14,529
2016-M9, FA (1 month LIBOR + 0.590%) 3.071%, 9/25/23(1)	20,751	20,726
Pool #BL0422 (1 month LIBOR + 0.370%) 2.884%, 11/1/23(1)	21,000	20,991
Pool #AM4510 (1 month LIBOR + 0.490%) 2.993%, 11/1/23(1)	1,655	1,655
2016-M13, FA (1 month LIBOR + 0.670%) 3.151%, 11/25/23(1)	7,406	7,394
Pool #AN3845 (1 month LIBOR + 0.540%) 3.043%, 12/1/23(1)	15,934	15,884
Pool #AN4300 (1 month LIBOR + 0.560%) 3.063%, 1/1/24(1)	14,165	14,120
Pool #AN4364 (1 month LIBOR + 0.590%) 3.104%, 1/1/24(1)	2,981	2,980
2017-M2, FA (1 month LIBOR + 0.530%) 3.033%, 2/25/24(1)	7,327	7,303
2017-M11, FA (1 month LIBOR + 0.470%) 2.951%, 9/25/24(1)	6,376	6,376
2018-M3, FA (1 month LIBOR + 0.280%) 2.761%, 2/25/25(1)	4,216	4,184
Pool #AN6559 (1 month LIBOR + 0.450%) 2.964%, 4/1/25(1)	1,900	1,899
2018-M12, FA (1 month LIBOR + 0.400%) 2.881%, 8/25/25(1)	4,186	4,170
2015-M14, FA (1 month LIBOR + 0.620%) 3.106%, 10/25/25(1)	6,963	6,969
2019-M4, FA (1 month LIBOR + 0.560%) 3.041%, 2/25/26(1)	16,500	16,457
2016-M8, FA (1 month LIBOR + 0.500%) 2.986%, 7/25/26(1)	40,772	40,639
Pool #AN3661 (1 month LIBOR + 0.580%) 3.094%, 11/1/26(1)	2,979	2,978
Pool #AN9657 (1 month LIBOR + 0.370%) 2.884%, 6/1/28(1)	5,576	5,573
Pool #AD0064 (6 month LIBOR + 1.548%) 4.205%, 1/1/35(1)	3,248	3,355
Pool #AL2202 (12 month LIBOR + 1.710%) 4.507%, 6/1/36(1)	3,791	3,965
Pool #AL0960 (12 month LIBOR + 1.694%) 4.472%, 7/1/37(1)	7,107	7,431

	Par Value	Value
Agency—continued
Pool #AL0270 (12 month LIBOR + 1.642%) 4.327%, 8/1/38(1)	$ 3,635	$ 3,789
Pool #AL6516 (12 month LIBOR + 1.751%) 4.666%, 4/1/40(1)	5,591	5,850
Pool #AL7812 (12 month LIBOR + 1.731%) 4.526%, 11/1/40(1)	10,054	10,478
Pool #AE0544 (12 month LIBOR + 1.744%) 4.561%, 11/1/40(1)	3,803	3,965
Pool #AL7477 (12 month LIBOR + 1.792%) 4.559%, 12/1/40(1)	4,526	4,729
Pool #AL0323 (12 month LIBOR + 1.816%) 4.352%, 6/1/41(1)	4,192	4,374
Pool #AL8796 (12 month LIBOR + 1.805%) 4.511%, 9/1/41(1)	12,830	13,382
Pool #AL8872 (12 month LIBOR + 1.798%) 4.519%, 7/1/42(1)	19,909	20,770
Pool #BM4557 (12 month LIBOR + 1.748%) 3.522%, 5/1/45(1)	8,247	8,484
Federal National Mortgage Association REMIC
2013-62, FQ (1 month LIBOR + 0.250%) 2.736%, 9/25/32(1)	8,737	8,723
2018-92, AF (1 month LIBOR + 0.400%) 2.885%, 5/25/33(1)	11,568	11,591
2016-32, FA (1 month LIBOR + 0.400%) 2.885%, 10/25/34(1)	18,736	18,734
2005-58, KF (1 month LIBOR + 0.500%) 2.986%, 7/25/35(1)	5,137	5,148
2018-96, FC (1 month LIBOR + 0.450%) 2.936%, 10/25/35(1)	12,952	12,980
2006-113, NF (1 month LIBOR + 0.350%) 2.836%, 9/25/36(1)	5,957	5,959
2011-117, PF (1 month LIBOR + 0.350%) 2.836%, 7/25/39(1)	5,034	5,047
2010-137, WB 4.527%, 7/25/40(1)	2,707	2,806
2013-34, PF (1 month LIBOR + 0.350%) 2.836%, 8/25/42(1)	9,682	9,671
2013-58, FY (1 month LIBOR + 0.250%) 2.736%, 2/25/43(1)	6,416	6,386
FREMF Multifamily Aggregation Risk Transfer Trust
2017-KT01, A (1 month LIBOR + 0.320%) 2.811%, 2/25/20(1)	29,013	28,985
FRESB Mortgage Trust
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(1)	6,600	6,542
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.425%, 11/25/35(1)	33,308	33,156
2016-SB13, A5H (1 month LIBOR + 2.060%) 2.060%, 1/25/36(1)	2,181	2,156
2016-SB18, A5H (1 month LIBOR + 0.700%) 2.110%, 5/25/36(1)	4,003	3,958
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(1)	5,065	5,004
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(1)	5,817	5,784
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 2.932%, 7/16/33(1)	5,567	5,589
2003-67, FP (1 month LIBOR + 0.900%) 3.388%, 8/20/33(1)	4,744	4,846
2004-38, FA (1 month LIBOR + 0.400%) 2.882%, 5/16/34(1)	6,984	7,027

See Notes to Schedule of Investments

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Agency—continued
2004-106, F (1 month LIBOR + 0.250%) 2.732%, 12/16/34(1)	$5,772	$5,751
2005-41, FC (1 month LIBOR + 0.300%) 2.788%, 5/20/35(1)	8,491	8,439
2017-116, F (1 month LIBOR + 0.250%) 2.732%, 8/16/35(1)	6,885	6,859
2014-94, FB (1 month LIBOR + 0.250%) 2.738%, 9/20/35(1)	12,257	12,170
2011-133, PF (1 month LIBOR + 0.400%) 2.888%, 12/20/35(1)	4,926	4,935
2009-121, NF (1 month LIBOR + 0.500%) 2.988%, 2/20/37(1)	11,744	11,813
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(1)	854	858
Pool #MA4731 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 9/20/47(1)	988	986
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(1)	2,299	2,307
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(1)	11,753	11,795
Pool #MA5155 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 4/20/48(1)	1,636	1,637
Pool #BG8679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/48(1)	8,685	8,689
Pool #BH1807 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 7/20/48(1)	4,145	4,143
2016-H22, FJ (1 month LIBOR + 0.390%) 2.899%, 10/20/66(1)	10,263	10,257
2017-H13, FJ (1 month LIBOR + 0.200%) 2.709%, 5/20/67(1)	4,811	4,805
NCUA Guaranteed Notes Trust
2011-R1, 1A (1 month LIBOR + 0.450%) 2.931%, 1/8/20(1)	12,961	12,991
2011-R2, 1A (1 month LIBOR + 0.400%) 2.881%, 2/6/20(1)	21,414	21,440
2011-R3, 1A (1 month LIBOR + 0.400%) 2.892%, 3/11/20(1)	631	633
2010-R1, 1A (1 month LIBOR + 0.450%) 2.931%, 10/7/20(1)	23,359	23,404
2010-R2, 2A (1 month LIBOR + 0.470%) 2.983%, 11/5/20(1)	65,898	65,953
2010-R3, 1A (1 month LIBOR + 0.560%) 3.041%, 12/8/20(1)	8,276	8,297
2010-R3, 2A (1 month LIBOR + 0.560%) 3.041%, 12/8/20(1)	1,877	1,884
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 2.850%, 5/25/27(1)	8,469	8,402

	Par Value	Value
Agency—continued
Pool #510083 (PRIME minus 2.650%) 2.850%, 9/25/27(1)	$1,651	$1,637
Pool #510241 (PRIME minus 2.600%) 2.900%, 10/25/27(1)	5,046	5,006
Pool #510254 (PRIME minus 2.600%) 2.900%, 5/25/28(1)	11,880	11,788
Pool #510219 (PRIME minus 2.650%) 2.850%, 11/25/28(1)	4,484	4,442
Pool #510273 (PRIME minus 2.500%) 3.000%, 11/25/28(1)	8,611	8,533
Pool #510256 (PRIME minus 2.600%) 2.900%, 12/25/28(1)	10,831	10,732
Pool #510032 (PRIME minus 2.650%) 2.850%, 6/25/34(1)	5,778	5,733

		1,224,500

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,222,618)		1,224,500

ASSET-BACKED SECURITY—1.3%

Student Loan—1.3%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.841%, 12/7/20(1)	19,443	19,445

TOTAL ASSET-BACKED SECURITY (Identified Cost $19,443)		19,445

TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $1,413,638)		1,415,747

TOTAL INVESTMENTS—98.7% (Identified Cost $1,413,638)		$1,415,747
Other assets and liabilities, net—1.3%		18,125

NET ASSETS—100.0%		$1,433,872

Abbreviations:

LIBOR   London Interbank Offered Rate

REMIC  Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$19,445	$19,445
Mortgage-Backed Securities	1,224,500	1,224,500
U.S. Government Securities	171,802	171,802

Total Investments	$1,415,747	$1,415,747

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX U.S. MORTGAGE FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITY—2.4%
U.S. Treasury Note 2.625%, 2/15/29	$520	$530

TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $515)		530

MORTGAGE-BACKED SECURITIES—92.0%
Agency—90.1%
Federal Home Loan Mortgage Corp. Pool #G05477 4.500%, 5/1/39	131	140
Pool #G08347 4.500%, 6/1/39	23	24
Pool #G05606 4.500%, 7/1/39	264	280
Pool #G08372 4.500%, 11/1/39	112	119
Pool #G07491 4.500%, 3/1/42	195	207
Pool #G07031 4.000%, 5/1/42	367	382
Pool #C04123 4.000%, 7/1/42	236	246
Pool #Q10929 3.500%, 9/1/42	316	324
Pool #G60019 4.500%, 3/1/44	345	362
Pool #Q26366 4.000%, 5/1/44	151	158
Pool #V81283 4.000%, 7/1/44	301	311
Pool #G60183 4.000%, 12/1/44	156	162
Pool #Q31645 4.000%, 2/1/45	69	71
Pool #V81992 4.000%, 10/1/45	433	447
Pool #Q38473 4.000%, 1/1/46	473	489
Pool #Q39440 4.000%, 3/1/46	602	622
Pool #G08706 3.500%, 5/1/46	304	309
Pool #Q40815 3.500%, 6/1/46	406	416
Pool #G60661 4.000%, 7/1/46	78	80
Pool #V83115 4.500%, 3/1/47	425	446
Pool #Q53881 4.500%, 1/1/48	453	477
Federal National Mortgage Association 2017-M15, ATS2 3.136%, 11/25/27(1)	140	141
Pool #BL0387 4.280%, 5/1/28	329	351
Pool #AN9768 3.730%, 9/1/28	255	266
Pool #BL1788 3.920%, 5/1/29	715	757
Pool #AN6391 3.110%, 10/1/29	500	501

	Par Value	Value
Agency—continued
Pool #AL7497 3.500%, 9/1/40	$ 562	$ 574
Pool #MA0639 4.000%, 2/1/41	422	438
Pool #AL0215 4.500%, 4/1/41	150	158
Pool #AI5868 4.500%, 7/1/41	188	199
Pool #890381 3.500%, 10/1/41	271	276
Pool #AJ9327 3.500%, 1/1/42	158	161
Pool #AW8154 3.500%, 1/1/42	489	500
Pool #AS9571 3.500%, 5/1/42	394	402
Pool #AO8632 3.500%, 7/1/42	394	402
Pool #AL6223 4.500%, 8/1/44	411	433
Pool #AX2491 4.000%, 10/1/44	510	528
Pool #MA2190 4.000%, 2/1/45	721	746
Pool #MA2341 4.500%, 6/1/45	119	126
Pool #AY8851 4.000%, 8/1/45	198	205
Pool #BE5050 4.000%, 9/1/45	184	190
Pool #AZ9213 4.000%, 10/1/45	484	501
Pool #AS6515 4.000%, 1/1/46	64	66
Pool #BA4799 4.000%, 2/1/46	497	518
Pool #BE7213 4.000%, 4/1/47	379	391
Pool #BE9598 4.000%, 5/1/47	412	426
Pool #BH7587 4.500%, 8/1/47	272	287
Pool #BK6440 4.000%, 6/1/48	273	287
Pool #BN4541 4.000%, 2/1/49	159	164
Government National Mortgage Association Pool #AE8170 4.000%, 2/15/44	83	87
Pool #626962 4.000%, 7/15/45	615	638
Pool #MA5596 4.500%, 11/20/48	652	678
Pool #MA5652 4.500%, 12/20/48	1,654	1,725
Pool #MA5712 5.000%, 1/20/49	103	107
Pool #MA5819 5.000%, 3/20/49	405	425

		19,726

See Notes to Schedule of Investments

SEIX U.S. MORTGAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—1.9%
Goldman Sachs Mortgage Securities Trust 2012-BWTR, B 144A 3.255%, 11/5/34(2)	$ 109	$109
US 2018-USDC, A 144A 4.106%, 5/9/38(2)	100	106
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(2)	190	192

		407

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $19,964)		20,133

ASSET-BACKED SECURITY—1.4%
Credit Card—1.4%
Cabela’s Credit Card Master Note Trust 2013-1A, A 144A 2.710%, 2/17/26(2)	300	300

TOTAL ASSET-BACKED SECURITY
(Identified Cost $289)		300

TOTAL LONG-TERM INVESTMENTS—95.8%
(Identified Cost $20,768)		20,963

	Shares
SHORT-TERM INVESTMENT—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(3)	301,145	301

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $301)		301

	Shares	Value
TOTAL INVESTMENTS—97.2%
(Identified Cost $21,069)		$21,264
Other assets and liabilities, net—2.8%		622

NET ASSETS—100.0%		$21,886

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $707 or 3.2% of net assets.

(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$300	$—	$300
Mortgage-Backed Securities	20,133	—	20,133
U.S. Government Security	530	—	530
Money Market Mutual Fund	301	301	—

Total Investments	$21,264	$301	$20,963

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—18.4%
U.S. Treasury Bill
0.000%, 4/16/19	$3,000	$ 2,997
0.000%, 5/30/19	600	598
0.000%, 9/26/19	1,000	988
U.S. Treasury Note
3.625%, 8/15/19	5,760	5,785
2.250%, 3/31/20	600	599
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 2.473%, 10/31/19(1)	100	100
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $11,063)		11,067
MUNICIPAL BOND—1.3%
New York—1.3%
Utility Debt Securitization Authority Revenue 2.042%, 6/15/21	773	772
TOTAL MUNICIPAL BOND (Identified Cost $769)		772
MORTGAGE-BACKED SECURITIES—38.1%
Agency—28.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K711, A2 1.730%, 7/25/19	198	197
Federal National Mortgage Association
Pool #AN3539 (1 month LIBOR + 0.470%) 2.973%, 11/1/21(1)	954	953
2013-M5, ASQ4 1.919%, 1/25/22	493	489
Pool #AN2773 2.340%, 4/1/22	199	198
Pool #AN3414 (1 month LIBOR + 0.600%) 3.114%, 1/1/23(1)	955	958
Pool #AN1582 (1 month LIBOR + 0.440%) 2.954%, 9/1/23(1)	1,000	1,000
Pool #BL0422 (1 month LIBOR + 0.370%) 2.884%, 11/1/23(1)	1,500	1,499
Pool #AN3845 (1 month LIBOR + 0.540%) 3.043%, 12/1/23(1)	2,587	2,579
Pool #AN4300 (1 month LIBOR + 0.560%) 3.063%, 1/1/24(1)	2,963	2,954
Pool #AN4364 (1 month LIBOR + 0.590%) 3.104%, 1/1/24(1)	997	997
FREMF Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.811%, 2/25/20(1)	300	300
FRESB Mortgage Trust
2016-SB21, A5F 1.810%, 9/25/21(1)	378	371
2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(1)	398	396
NCUA Guaranteed Notes Trust
2011-R2, 1A (1 month LIBOR + 0.400%) 2.881%, 2/6/20(1)	591	592
2010-R2, 2A (1 month LIBOR + 0.470%) 2.983%, 11/5/20(1)	2,126	2,127

	Par Value	Value
Agency—continued
Small Business Administration Pool #510273 (PRIME minus 2.500%) 3.000%, 11/25/28(1)	$1,722	$ 1,707

		17,317

Non-Agency—9.2%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 3.206%, 3/15/37(1)(2)	1,000	990
FREMF Mortgage Trust 2014-K503, B 144A 3.042%, 10/25/47(1)(2)	1,325	1,323
Holmes Master Issuer plc 2018-2A, A1 (1 month LIBOR + 0.350%) 144A 2.834%, 7/15/19(1)(2)	345	345
J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI, A (1 month LIBOR + 0.830%) 144A 3.323%, 7/15/34(1)(2)	535	533
OBP Depositor LLC Trust 2010-OBP, A 144A 4.646%, 7/15/45(2)	525	531
SLIDE 2018-FUN, A (1 month LIBOR + 0.900%) 144A 3.384%, 6/15/31(1)(2)	986	986
VNDO Mortgage Trust 2013-PENN, B 144A 3.947%, 12/13/29(1)(2)	830	838

		5,546

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,885)		22,863

ASSET-BACKED SECURITIES—21.9%

Automobiles—7.6%
AmeriCredit Automobile Receivables Trust 2014-4, C 2.470%, 11/9/20	130	130
Ford Credit Auto Owner Trust 2014-1, A 144A 2.260%, 11/15/25(2)	1,173	1,172
Honda Auto Receivables Owner Trust 2017-3, A2 1.570%, 1/21/20	97	97
Mercedes-Benz Master Owner Trust 2018-BA, A (1 month LIBOR + 0.340%) 144A 2.824%, 5/15/23(1)(2)	990	990
Nissan Master Owner Trust Receivables 2016-A, A2 1.540%, 6/15/21	1,235	1,232
Securitized Term Auto Receivables Trust 2017-1A, A3 144A 1.890%, 8/25/20(2)	947	945

		4,566

Credit Card—11.3%
American Express Credit Account Master Trust 2018-3, A (1 month LIBOR + 0.320%) 2.804%, 10/15/25(1)	1,000	997
Barclays Dryrock Issuance Trust 2018-1, A (1 month LIBOR + 0.330%) 2.814%, 7/15/24(1)	710	709
Cabela’s Credit Card Master Note Trust 2015-2, A1 2.250%, 7/17/23	1,207	1,200
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 3.337%, 5/15/28(1)	1,253	1,224

See Notes to Schedule of Investments

SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Credit Card—continued
GE Capital Credit Card Master Note Trust 2012-7, A 1.760%, 9/15/22	$1,200	$1,195
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(2)	400	401
World Financial Network Credit Card Master Trust 2012-D, M 3.090%, 4/17/23	1,045	1,045

		6,771

Other—1.6%
DB Master Finance LLC 2015-1A, A2II 144A 3.980%, 2/20/45(2)	938	937
Student Loan—1.4%
Goal Capital Funding Trust 2005-2, A3 (3 month LIBOR + 0.170%) 2.821%, 5/28/30(1)	596	595
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.841%, 12/7/20(1)	279	279

		874
TOTAL ASSET-BACKED SECURITIES (Identified Cost $13,099)		13,148
CORPORATE BONDS AND NOTES—17.0%
Consumer Discretionary—2.7%
American Honda Finance Corp. (3 month LIBOR + 0.270%) 3.031%, 7/20/20(1)	600	601
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 3.188%, 8/13/21(1)(2)	440	439
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 3.113%, 2/22/21(1)(2)	580	579

		1,619

Energy—1.0%
Phillips 66 (3 month LIBOR + 0.600%) 3.246%, 2/26/21(1)	580	580

Financials—8.7%
American Express Co. (3 month LIBOR + 0.525%) 3.208%, 5/17/21(1)	290	291
Bank of Montreal (3 month LIBOR + 0.460%) 3.257%, 4/13/21(1)	580	582
Citigroup, Inc. 2.650%, 10/26/20	679	677
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 3.195%, 4/26/21(1)	440	441
Diageo Capital plc (3 month LIBOR + 0.240%) 2.923%, 5/18/20(1)	585	586
Lloyds Bank plc (3 month LIBOR + 0.490%) 3.228%, 5/7/21(1)	450	449
Morgan Stanley (3 month LIBOR + 0.550%) 3.247%, 2/10/21(1)	590	591
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 3.054%, 8/6/21(1)(2)	440	441

	Par Value	Value
Financials—continued
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 3.077%, 4/13/21(1)	$590	$590
US Bank NA (3 month LIBOR + 0.320%) 3.085%, 4/26/21(1)	580	580

		5,228

Health Care—1.8%
CVS Health Corp. (3 month LIBOR + 0.630%) 3.231%, 3/9/20(1)	623	624
GlaxoSmithKline Capital plc (3 month LIBOR + 0.350%) 3.043%, 5/14/21(1)	440	441

		1,065

Industrials—0.2%
Fortive Corp. 1.800%, 6/15/19	122	121

Materials—1.0%
Newmont Mining Corp. 5.125%, 10/1/19	600	607

Utilities—1.6%
Emera US Finance LP 2.150%, 6/15/19	963	961
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $ 10,175)		10,181
TOTAL LONG-TERM INVESTMENTS—96.7% (Identified Cost $57,991)		58,031
TOTAL INVESTMENTS—96.7% (Identified Cost $ 57,991)		$58,031
Other assets and liabilities, net—3.3%		2,008

NET ASSETS—100.0%		$60,039

Abbreviations:

LIBOR  London Interbank Offered Rate

LLC      Limited Liability Company

LP        Limited Partnership

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $11,450 or 19.1% of net assets.

See Notes to Schedule of Investments

SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

Country Weightings (Unaudited)†

United States	93%
Canada	3
United Kingdom	3
Netherlands	1
Total Investments	100%
† % of total investments as of March 31, 2019.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$13,148	$13,148
Corporate Bonds And Notes	10,181	10,181
Mortgage-Backed Securities	22,863	22,863
Municipal Bond	772	772
U.S. Government Securities	11,067	11,067

Total Investments	$58,031	$58,031

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

SHORT-TERM INVESTMENT—104.0%
Money Market Mutual Fund—104.0%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%) (1)	20,268,989	$20,269
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $20,269)		20,269
TOTAL INVESTMENTS—104.0%
(Identified Cost $20,269)		20,269
Other assets and liabilities, net—(4.0)%		(784)

NET ASSETS—100.0%		$19,485

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Money Market Mutual Fund	$20,269	$20,269

Total Investments	$20,269	$20,269

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Note 1. Security Valuation

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Funds most recent semi or annual report.